UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2016

MFS® INTERNATIONAL NEW DISCOVERY FUND

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile in the first quarter of 2016, but after a tough start to the year stocks largely recouped their losses, with most major indices closing out the quarter roughly where they were at the beginning of the year. After falling to multiyear lows in February, oil prices stabilized as oil-producing nations began taking steps to cap crude production. U.S. economic growth remained positive but unspectacular amid continued improvement in labor markets and upbeat service-sector activity. Headwinds from abroad forced the U.S. Federal Reserve to table its plans to tighten monetary policy, while the Bank of Japan and the European Central Bank continued to ease policy aggressively, perpetuating a lower-for-longer global interest rate environment.

China’s economy — while suffering growing pains linked to its shift from an export-led to a consumer-driven economic model — appeared to stabilize as the first quarter drew to a close. Europe awaits a crucial referendum scheduled for June 23 in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	3.5%
OBIC Co. Ltd.	1.9%
Amadeus IT Holding S.A.	1.6%
Dollarama, Inc.	1.5%
Domino’s Pizza UK & IRL PLC	1.3%
Croda International PLC	1.3%
Symrise AG	1.3%
Dignity PLC	1.2%
NEXT PLC	1.1%
Compass Group PLC	1.1%

Equity sectors
Special Products & Services	16.3%
Financial Services	14.9%
Retailing	11.6%
Technology	9.2%
Basic Materials	9.1%
Consumer Staples	7.9%
Health Care	5.9%
Leisure	5.8%
Autos & Housing	5.2%
Industrial Goods & Services	5.2%
Utilities & Communications	2.7%
Transportation	2.5%
Energy	1.3%

Issuer country weightings (x)
United Kingdom	26.3%
Japan	18.0%
Germany	7.0%
France	4.9%
United States	3.8%
Hong Kong	3.7%
Canada	3.1%
Denmark	2.6%
Switzerland	2.5%
Other Countries	28.1%

2

Portfolio Composition – continued

Currency exposure weightings (y)
British Pound Sterling	27.2%
Japanese Yen	18.0%
Euro	17.0%
United States Dollar	5.2%
Hong Kong Dollar	4.4%
Canadian Dollar	3.1%
Danish Krone	2.6%
Swiss Franc	2.5%
Australian Dollar	2.5%
Other Currencies	17.5%

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 3/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2015 through March 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Expenses Paid During Period (p) 10/01/15-3/31/16
A	Actual	1.33%	$1,000.00	$1,049.71	$6.82
	Hypothetical (h)	1.33%	$1,000.00	$1,018.35	$6.71
B	Actual	2.08%	$1,000.00	$1,045.79	$10.64
	Hypothetical (h)	2.08%	$1,000.00	$1,014.60	$10.48
C	Actual	2.08%	$1,000.00	$1,045.80	$10.64
	Hypothetical (h)	2.08%	$1,000.00	$1,014.60	$10.48
I	Actual	1.08%	$1,000.00	$1,051.42	$5.54
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
R1	Actual	2.08%	$1,000.00	$1,045.93	$10.64
	Hypothetical (h)	2.08%	$1,000.00	$1,014.60	$10.48
R2	Actual	1.58%	$1,000.00	$1,048.82	$8.09
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
R3	Actual	1.33%	$1,000.00	$1,049.87	$6.82
	Hypothetical (h)	1.33%	$1,000.00	$1,018.35	$6.71
R4	Actual	1.08%	$1,000.00	$1,051.38	$5.54
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
R5	Actual	0.95%	$1,000.00	$1,051.94	$4.87
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80
529A	Actual	1.34%	$1,000.00	$1,049.98	$6.87
	Hypothetical (h)	1.34%	$1,000.00	$1,018.30	$6.76
529B	Actual	1.64%	$1,000.00	$1,048.29	$8.40
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27
529C	Actual	2.13%	$1,000.00	$1,046.24	$10.90
	Hypothetical (h)	2.13%	$1,000.00	$1,014.35	$10.73

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, Class 529B shares, and Class 529C shares, this rebate reduced the expense ratios above by 0.05%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.4%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Cobham PLC	2,610,209	$8,138,889
Meggitt PLC	2,361,020	13,787,867
MTU Aero Engines AG	155,880	14,951,010
Saab AB, “B”	199,440	6,839,417
Singapore Technologies Engineering Ltd.	552,000	1,322,818

		$45,040,001
Airlines - 1.0%
Copa Holdings S.A., “A” (l)	226,597	$15,351,947
Koninklijke Vopak N.V.	114,209	5,687,630
Stagecoach Group PLC	6,988,526	25,313,996

		$46,353,573
Alcoholic Beverages - 0.6%
Carlsberg Group	147,199	$14,026,445
Davide Campari-Milano S.p.A.	1,242,119	12,416,782

		$26,443,227
Apparel Manufacturers - 1.9%
Burberry Group PLC	506,753	$9,934,797
Christian Dior S.A.	206,742	37,499,123
Gerry Weber International AG (l)	290,814	4,080,210
Global Brands Group Holding Ltd. (a)	79,513,138	9,635,036
Samsonite International S.A.	2,866,200	9,606,528
Stella International Holdings Ltd.	7,507,591	17,652,737

		$88,408,431
Automotive - 2.4%
ElringKlinger AG	270,538	$7,414,451
Ford Otomotiv Sanayi S.A.	290,456	3,828,354
GKN PLC	2,397,446	9,944,342
Koito Manufacturing Co. Ltd.	715,000	32,400,373
NGK Spark Plug Co. Ltd	539,700	10,329,324
Shimano, Inc.	35,100	5,501,479
Stanley Electric Co. Ltd.	922,131	20,852,311
Tofas Turk Otomobil Fabriikasi A.S.	595,860	4,834,041
USS Co. Ltd.	1,161,900	18,562,319

		$113,666,994

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.3%
Abcam PLC	550,379	$4,663,843
Lonza Group AG	57,685	9,760,646

		$14,424,489
Broadcasting - 0.7%
Havas S.A.	2,199,204	$17,634,935
Nippon Television Holdings, Inc.	610,800	10,078,241
Proto Corp. (l)	568,700	6,998,529

		$34,711,705
Brokerage & Asset Managers - 3.7%
Aberdeen Asset Management PLC	1,839,894	$7,330,427
Bolsa Mexicana de Valores S.A. de C.V.	3,351,981	5,738,886
CETIP S.A. Mercados Organizados	654,500	7,308,324
Computershare Ltd.	2,298,690	17,232,954
Daiwa Securities Group, Inc.	2,388,000	14,689,346
Hargreaves Lansdown PLC	628,406	12,130,246
IG Group Holdings PLC	1,886,974	21,681,331
Osaka Securities Exchange Co. Ltd.	175,700	2,691,428
Rathbone Brothers PLC	875,165	26,546,904
Schroders PLC	1,156,966	44,583,207
Yuanta Financial Holding Co. Ltd.	40,449,227	14,453,334

		$174,386,387
Business Services - 13.3%
Amadeus Fire AG	183,730	$13,902,913
Amadeus IT Holding S.A.	1,729,808	74,187,054
Ashtead Group PLC	521,672	6,473,532
Babcock International Group PLC	1,263,922	17,236,349
Brenntag AG	506,043	28,906,481
Bunzl PLC	5,784,905	168,082,364
Capgemini	116,201	10,919,150
Cerved Information Solutions S.p.A.	3,634,415	29,900,393
Cognizant Technology Solutions Corp., “A” (a)	402,726	25,250,920
Compass Group PLC	2,903,853	51,215,690
CTS Eventim AG	270,894	9,625,115
DKSH Holding Ltd.	50,944	3,483,509
Edenred	303,993	5,904,746
Electrocomponents PLC	1,448,122	5,020,795
Elior Participations SCA	912,524	20,009,217
Exova Group PLC	3,324,060	7,626,754
Intertek Group PLC	749,438	34,088,964
LSL Property Services PLC	638,016	2,634,508
Meitec Corp.	138,300	4,835,492

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
MITIE Group PLC	2,284,803	$8,433,579
Nomura Research Institute Ltd.	815,980	27,478,468
Premier Farnell PLC	2,240,743	3,628,596
Sodexo	371,989	40,102,141
Travis Perkins PLC	386,837	10,150,714
Zoopla Property Group PLC	5,707,524	20,493,578

		$629,591,022
Cable TV - 0.7%
Astro Malaysia Holdings Berhad	1,812,926	$1,389,376
Eutelsat Communications	534,604	17,270,372
SES S.A.	520,234	15,234,457

		$33,894,205
Chemicals - 0.7%
Orica Ltd.	1,853,723	$21,840,329
Victrex PLC	478,278	11,320,553

		$33,160,882
Computer Software - 2.3%
OBIC Business Consultants Co. Ltd.	341,400	$14,515,074
OBIC Co. Ltd.	1,718,500	90,853,214
Totvs S.A.	625,528	4,731,929

		$110,100,217
Computer Software - Systems - 2.1%
Brother Industries Ltd.	1,293,000	$14,866,427
EPAM Systems, Inc. (a)	378,448	28,258,712
Globant S.A. (a)	268,532	8,286,898
Konica Minolta, Inc.	1,102,000	9,360,807
Linx S.A.	494,000	6,586,392
NEC Corp.	1,628,000	4,093,687
Temenos Group AG	247,278	13,526,933
Venture Corp. Ltd.	2,177,000	13,502,779

		$98,482,635
Conglomerates - 1.3%
DCC PLC	470,603	$41,568,068
First Pacific Co. Ltd.	20,751,150	15,488,428
Smiths Group PLC	335,505	5,184,911

		$62,241,407
Construction - 2.6%
Bellway PLC	1,231,437	$46,391,725
DuluxGroup Ltd.	2,762,757	13,299,729

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Elementia S.A. de C.V. (a)	4,814,700	$5,802,002
Geberit AG	68,221	25,491,972
Semen Indonesia Persero Tbk PT	4,281,720	3,285,558
SIG PLC	1,435,446	3,010,023
Techtronic Industries Co. Ltd.	6,587,500	26,027,816

		$123,308,825
Consumer Products - 3.2%
Beiersdorf AG	267,000	$24,105,023
Dabur India Ltd.	5,065,506	19,115,406
Hengan International Group Co. Ltd.	458,000	3,973,445
Kobayashi Pharmaceutical Co. Ltd.	376,400	33,043,067
LG Household & Healthcare Ltd.	32,322	26,708,893
Milbon Co. Ltd.	241,596	9,767,309
Mitsubishi Pencil Co. Ltd.	52,000	2,231,641
PZ Cussons	404,893	1,756,795
Societe BIC S.A.	49,516	7,448,711
Uni-Charm Corp.	1,169,800	25,455,064

		$153,605,354
Consumer Services - 1.8%
Asante, Inc.	129,700	$1,821,989
Dignity PLC	1,558,827	55,501,469
Estacio Participacoes S.A.	1,367,674	4,495,962
GAEC Anima Educacao S.A. (a)	1,025,922	2,838,965
Kakaku.com, Inc.	289,200	5,370,545
Kroton Educacional S.A.	1,585,616	5,062,470
Localiza Rent a Car S.A.	701,513	5,798,386
Park24 Co Ltd.	71,600	2,003,998
Rakuten	119,300	1,150,652

		$84,044,436
Containers - 1.3%
Fuji Seal International, Inc.	894,500	$31,712,248
Mayr-Melnhof Karton AG	127,604	15,318,662
Viscofan S.A.	262,132	15,704,442

		$62,735,352
Electrical Equipment - 1.5%
Bajaj Electricals Ltd.	2,216,380	$6,359,050
IMI PLC	595,477	8,146,293
Keyence Corp.	8,200	4,472,860
Legrand S.A.	238,002	13,336,652
OMRON Corp.	103,621	3,084,369

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Pfeiffer Vacuum Technology AG	69,906	$7,840,853
Spectris PLC	954,531	25,280,228
Voltronic Power Technology Corp.	215,000	3,386,931

		$71,907,236
Electronics - 3.2%
Advantech Co. Ltd.	1,570,893	$11,543,506
ASM International N.V.	448,916	20,108,488
ASM Pacific Technology Ltd.	1,341,500	10,531,606
Chroma Ate, Inc.	13,613,000	29,269,811
Halma PLC	1,384,817	18,129,219
Hirose Electric Co. Ltd.	83,693	9,228,576
Infineon Technologies AG	1,431,553	20,370,196
Iriso Electronics Co. Ltd. (l)	153,080	7,589,732
JEOL Ltd.	1,008,000	5,105,158
Seoul Semiconductor Co. Ltd.	575,866	7,528,154
Siliconware Precision Industries Co.	6,734,000	10,880,189

		$150,284,635
Energy - Independent - 0.7%
Cairn Energy PLC (a)	1,317,047	$3,783,217
Gran Tierra Energy, Inc. (a)	6,256,480	15,608,081
TORC Oil & Gas Ltd. (l)	1,238,841	7,363,890
Ultrapar Participacoes S.A.	430,900	8,363,581

		$35,118,769
Engineering - Construction - 0.5%
JGC Corp.	467,000	$6,991,825
Promotora y Operadora de Infraestructura S.A.B. de C.V.	550,082	7,313,986
Stantec, Inc. (l)	283,605	7,206,133
Toshiba Plant Kensetsu Co. Ltd.	291,000	3,565,587

		$25,077,531
Food & Beverages - 3.1%
BRF S.A.	588,300	$8,395,053
Britvic PLC	833,189	8,502,324
Chr. Hansen Holding A.S.	118,977	7,986,911
Coca-Cola East Japan Co. Ltd.	202,800	3,366,035
Coca-Cola HBC AG	320,235	6,807,075
Coca-Cola West Co. Ltd.	372,400	9,218,592
Grupo Lala S.A.B. de C.V.	2,165,774	5,901,705
Kerry Group PLC	229,702	21,401,622
P/f Bakkafrost	811,217	31,420,480
S Foods, Inc. (l)	205,100	4,435,678

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Shenguan Holdings Group Ltd.	13,965,505	$1,440,235
Super Group Ltd.	35,664,200	26,195,465
Tate & Lyle PLC	488,682	4,056,806
Tingyi (Cayman Islands) Holdings Corp.	2,460,000	2,749,418
Want Want China Holdings Ltd.	8,824,146	6,540,744

		$148,418,143
Food & Drug Stores - 4.0%
Alimentation Couche-Tard, Inc.	606,508	$26,992,235
Booker Group PLC	19,314,967	47,797,951
Clicks Group Ltd.	2,988,664	19,672,398
Cosmos Pharmaceutical Corp. (l)	108,000	17,954,418
Dairy Farm International Holdings Ltd.	3,311,709	20,002,722
FamilyMart Co. Ltd.	130,000	6,757,297
Lawson, Inc.	303,700	25,419,645
Sundrug Co. Ltd.	280,100	20,955,547
Welcia Holdings Co. Ltd.	43,700	2,516,114

		$188,068,327
Forest & Paper Products - 0.1%
Fibria Celulose S.A.	551,939	$4,657,247

Furniture & Appliances - 0.2%
Coway Co. Ltd.	52,042	$4,391,442
SEB S.A.	39,266	4,073,100
Zojirushi Corp. (l)	156,800	2,496,651

		$10,961,193
Gaming & Lodging - 1.4%
Minor International PLC	10,437,384	$10,977,351
Paddy Power Betfair PLC	303,922	42,363,098
Shangri-La Asia Ltd.	9,386,495	10,708,616

		$64,049,065
General Merchandise - 2.8%
B&M European Value Retail S.A.	4,578,116	$17,450,897
Dollarama, Inc.	1,012,475	71,245,498
Poundland Group PLC	1,324,210	2,966,959
PriceSmart, Inc.	61,628	5,212,496
Seria Co. Ltd.	366,700	22,123,533
Woolworths Holdings Ltd.	2,330,246	14,153,122

		$133,152,505

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.3%
Odontoprev S.A.	2,273,555	$7,208,301
Qualicorp S.A.	1,261,465	5,216,855

		$12,425,156
Insurance - 3.1%
Admiral Group PLC	354,924	$10,108,533
AUB Group Ltd. (h)	3,502,813	22,017,666
Brasil Insurance Paticipaco e Administracao S.A.	74,450	471,052
Hiscox Ltd.	3,529,166	49,116,329
Jardine Lloyd Thompson Group PLC	1,478,438	17,932,168
Samsung Fire & Marine Insurance Co. Ltd.	93,041	24,000,608
Sony Financial Holdings, Inc.	876,900	11,204,249
Storebrand A.S.A. (a)	1,722,818	6,731,205
XL Group PLC	212,422	7,817,130

		$149,398,940
Internet - 1.4%
51job, Inc., ADR (a)	600,240	$18,619,445
Rightmove PLC	812,274	49,126,726

		$67,746,171
Machinery & Tools - 1.9%
Aalberts Industries N.V.	242,140	$8,400,943
Burckhardt Compression Holding AG	23,730	8,137,869
Daikin Industries Ltd.	65,500	4,895,695
GEA Group AG	743,872	36,397,433
GLORY Ltd.	50,600	1,719,712
Neopost S.A.	167,887	3,528,483
Rotork PLC	1,912,024	5,019,952
Spirax-Sarco Engineering PLC	278,609	14,565,539
T.K. Corp.	876,165	8,810,683

		$91,476,309
Medical & Health Technology & Services - 0.8%
Hogy Medical Co. Ltd.	51,200	$2,747,772
Miraca Holdings, Inc.	596,000	24,492,425
Sonic Healthcare Ltd.	677,119	9,585,406

		$36,825,603
Medical Equipment - 2.9%
Ansell Ltd.	1,584,372	$20,998,710
Fisher & Paykel Healthcare Corp. Ltd.	5,117,291	34,663,298
Nakanishi, Inc.	466,000	14,802,523
Nihon Kohden Corp.	521,600	12,967,585

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Smith & Nephew PLC	846,063	$13,950,013
Sonova Holding AG	158,220	20,206,350
Terumo Corp.	366,600	13,143,463
William Demant Holdings A/S (a)	60,376	6,071,252

		$136,803,194
Metals & Mining - 0.6%
Iluka Resources Ltd.	2,739,397	$13,775,244
MOIL Ltd.	4,200,697	13,809,381

		$27,584,625
Natural Gas - Distribution - 0.7%
China Resources Gas Group Ltd.	12,444,000	$35,532,057

Network & Telecom - 0.3%
VTech Holdings Ltd.	1,051,665	$12,486,010

Oil Services - 0.6%
Aker Solutions ASA	2,283,400	$7,340,259
John Wood Group PLC	779,082	6,881,582
Technip	227,633	12,617,039

		$26,838,880
Other Banks & Diversified Financials - 5.5%
Aeon Financial Service Co. Ltd.	730,200	$17,232,318
AEON Thana Sinsap Public Co. Ltd.	2,918,500	7,922,591
Bancolombia S.A., ADR	161,462	5,518,771
Bank of Yokohama Ltd.	1,030,000	4,557,750
Chiba Bank Ltd.	2,538,451	12,653,348
Credicorp Ltd.	170,973	22,399,173
E.Sun Financial Holding Co. Ltd.	47,516,006	26,574,947
Federal Bank Ltd.	19,401,680	13,608,789
Grupo Financiero Inbursa S.A. de C.V.	2,282,103	4,555,713
Julius Baer Group Ltd.	175,283	7,528,665
Jyske Bank	619,812	27,978,381
Public Bank Berhad	4,774,677	22,983,067
Security Bank Corp.	7,686,560	29,213,769
Shizuoka Bank Ltd.	1,025,000	7,395,264
Shriram Transport Finance Co. Ltd.	1,513,036	21,777,346
Sydbank A/S	776,307	22,251,328
Unione di Banche Italiane S.c.p.A.	2,002,715	7,410,948

		$261,562,168

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 1.6%
Genomma Lab Internacional S.A., “B” (a)	8,794,195	$6,800,337
Hisamitsu Pharmaceutical Co., Inc.	72,600	3,244,729
KYORIN Holdings Ltd.	377,000	7,181,909
Santen Pharmaceutical Co. Ltd.	1,885,700	28,366,343
Taiko Pharmaceutical Co. Ltd.	120,900	1,550,124
Tsumura & Co.	133,000	3,193,087
Virbac SA	157,760	27,420,931

		$77,757,460
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$12,967,405

Precious Metals & Minerals - 0.4%
Agnico-Eagle Mines Ltd.	516,614	$18,691,582

Railroad & Shipping - 0.1%
Pacific Basin Shipping Ltd.	18,706,752	$2,749,096
Precious Shipping Public Co. Ltd. (a)	14,024,727	2,391,938

		$5,141,034
Real Estate - 2.5%
Ascendas India Trust, REIT	33,778,000	$21,928,071
City Developments Ltd.	1,712,800	10,382,146
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,968,989	8,186,591
Deutsche Wohnen AG	790,386	24,580,061
Fibro Uno Administracion S.A. de C.V.	3,822,733	8,885,780
Foxtons Group PLC	2,427,902	5,675,213
LEG Immobilien AG	239,557	22,584,239
Midland Holdings Ltd. (a)(h)	45,603,000	14,226,412
Prologis Peroperty Mexico S.A. de C.V., REIT	474,014	752,841
TAG Immobilien AG (l)	237,520	3,213,558

		$120,414,912
Restaurants - 3.0%
Ajisen (China) Holdings Ltd.	13,082,037	$4,856,848
Alsea S.A.B. de C.V.	1,858,343	6,974,238
Cafe De Coral Holdings Ltd.	6,552,000	19,046,143
Domino’s Pizza UK & IRL PLC	4,290,182	62,110,680
Heian Ceremony Service Co.	20,244	113,141
Jollibee Foods Corp.	1,783,540	8,792,781
Whitbread PLC	675,294	38,407,683

		$140,301,514

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 5.4%
Air Water, Inc.	376,000	$5,565,916
Croda International PLC	1,404,956	61,323,009
Elementis PLC	3,641,079	12,519,422
Filtrona PLC	716,257	8,512,692
IMCD Group NV	218,300	8,165,025
Japan Pure Chemical Co. Ltd.	41,700	754,376
Kansai Paint Co. Ltd.	1,037,000	16,659,079
Marine Harvest A.S.A.	1,335,910	20,584,254
PTT Global Chemical PLC	14,006,100	24,086,670
Sika AG	8,112	32,108,858
SK KAKEN Co. Ltd.	58,000	4,808,210
Symrise AG	885,210	59,429,545
Tikkurila Oyj	145,978	2,651,089

		$257,168,145
Specialty Stores - 2.9%
ABC-Mart, Inc.	362,200	$23,203,714
Cj O Shopping Co. Ltd.	66,126	11,448,888
Esprit Holdings Ltd. (a)	6,542,399	6,106,076
Just Eat PLC (a)	2,515,089	13,629,195
MonotaRO Co. Ltd. (l)	196,800	5,849,180
NEXT PLC	660,865	51,255,036
Nitori Co. Ltd.	174,900	16,022,204
Shimamura Co. Ltd.	52,800	6,591,497
XXL ASA	436,190	5,324,083

		$139,429,873
Telecommunications - Wireless - 0.4%
Cellnex Telecom S.A.U.	897,040	$14,341,422
Infrastrutture Wireless Italiane S.p.A. (a)(n)	1,387,784	6,957,776

		$21,299,198
Telephone Services - 0.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$13,703,102
PT XL Axiata Tbk (a)	9,609,807	2,898,886
TDC A.S.	2,666,167	13,048,889

		$29,650,877
Tobacco - 0.4%
Swedish Match AB	581,683	$19,747,093

Trucking - 1.4%
DSV A.S.	763,335	$31,775,998
Kintetsu World Express, Inc.	277,200	3,684,670

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - continued
Yamato Holdings Co. Ltd.	1,480,100	$29,550,710

		$65,011,378
Utilities - Electric Power - 0.9%
CESC Ltd.	2,530,578	$18,063,411
Glow Energy PLC	9,987,700	26,119,056

		$44,182,467
Total Common Stocks (Identified Cost, $3,765,328,899)		$4,576,735,844

Preferred Stocks - 1.2%
Consumer Products - 0.6%
Henkel AG & Co. KGaA	264,562	$29,171,269

Specialty Chemicals - 0.6%
Fuchs Petrolub SE	604,462	$27,007,146
Total Preferred Stocks (Identified Cost, $30,807,967)		$56,178,415

	Strike Price	First Exercise
Warrants - 0.0%
Gaming & Lodging - 0.0%
Minor International PLC (1 share for 1 warrant) (a)	THB 40	10/16/17	975,262	$130,848

Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (a)	THB 18	6/30/17	467,490	$30,298
Total Warrants (Identified Cost, $0)				$161,146

Collateral for Securities Loaned - 0.9%
JPMorgan Prime Money Market Fund, 0.44%, at Cost and Net Asset Value (j)			40,223,975	$40,223,975

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)			86,670,840	$86,670,840
Total Investments (Identified Cost, $3,923,031,681)				$4,759,970,220

Other Assets, Less Liabilities - (0.3)%				(14,115,212)
Net Assets - 100.0%				$4,745,855,008

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

16

Portfolio of Investments (unaudited) – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,957,776, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,785,963,824)	$4,637,055,302
Underlying affiliated funds, at cost and value	86,670,840
Other affiliated issuers, at value (identified cost, $50,397,017)	36,244,078
Total investments, at value, including $38,376,174 of securities on loan (identified cost, $3,923,031,681)	$4,759,970,220
Cash	163,723
Foreign currency, at value (identified cost, $1,771,294)	1,771,294
Receivables for
Investments sold	22,389,406
Fund shares sold	6,045,466
Interest and dividends	15,172,657
Other assets	19,892
Total assets	$4,805,532,658
Liabilities
Payables for
Investments purchased	$4,407,703
Fund shares reacquired	9,007,161
Collateral for securities loaned, at value	40,223,975
Payable to affiliates
Investment adviser	233,478
Shareholder servicing costs	1,805,882
Distribution and service fees	29,661
Program manager fees	25
Payable for independent Trustees’ compensation	7,869
Deferred country tax expense payable	3,368,887
Accrued expenses and other liabilities	593,009
Total liabilities	$59,677,650
Net assets	$4,745,855,008
Net assets consist of
Paid-in capital	$3,906,287,339
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $3,340,388 deferred country tax)	833,565,463
Accumulated net realized gain (loss) on investments and foreign currency	(5,166,655)
Undistributed net investment income	11,168,861
Net assets	$4,745,855,008
Shares of beneficial interest outstanding	168,650,649

18

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,407,508,271	50,661,172	$27.78
Class B	18,617,095	689,652	26.99
Class C	167,589,080	6,314,020	26.54
Class I	1,677,555,674	58,740,480	28.56
Class R1	3,157,534	121,617	25.96
Class R2	58,931,054	2,176,473	27.08
Class R3	148,449,356	5,385,204	27.57
Class R4	309,056,154	11,130,665	27.77
Class R5	946,336,841	33,110,003	28.58
Class 529A	6,354,371	232,197	27.37
Class 529B	331,641	12,731	26.05
Class 529C	1,967,937	76,435	25.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $29.47 [100 / 94.25 x $27.78] and $29.04 [100 / 94.25 x $27.37], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$41,125,633
Interest	318,091
Dividends from other affiliated issuers	660,748
Dividends from underlying affiliated funds	88,032
Foreign taxes withheld	(2,211,498)
Total investment income	$39,981,006
Expenses
Management fee	$22,319,045
Distribution and service fees	3,052,770
Shareholder servicing costs	2,789,346
Program manager fees	4,213
Administrative services fee	319,118
Independent Trustees’ compensation	25,589
Custodian fee	664,467
Shareholder communications	162,332
Audit and tax fees	52,292
Legal fees	22,580
Miscellaneous	149,800
Total expenses	$29,561,552
Fees paid indirectly	(121)
Reduction of expenses by investment adviser and distributor	(1,120,763)
Net expenses	$28,440,668
Net investment income	$11,540,338
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $631,779 country tax)	$63,321,452
Foreign currency	(776,426)
Net realized gain (loss) on investments and foreign currency	$62,545,026
Change in unrealized appreciation (depreciation)
Investments (net of $28,747 decrease in deferred country tax)	$154,361,226
Translation of assets and liabilities in foreign currencies	152,494
Net unrealized gain (loss) on investments and foreign currency translation	$154,513,720
Net realized and unrealized gain (loss) on investments and foreign currency	$217,058,746
Change in net assets from operations	$228,599,084

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/16 (unaudited)	Year ended 9/30/15
From operations
Net investment income	$11,540,338	$51,910,272
Net realized gain (loss) on investments and foreign currency	62,545,026	138,033,313
Net unrealized gain (loss) on investments and foreign currency translation	154,513,720	(301,115,954)
Change in net assets from operations	$228,599,084	$(111,172,369)
Distributions declared to shareholders
From net investment income	$(50,927,230)	$(61,557,406)
Change in net assets from fund share transactions	$(229,846,284)	$(85,999,791)
Total change in net assets	$(52,174,430)	$(258,729,566)
Net assets
At beginning of period	4,798,029,438	5,056,759,004
At end of period (including undistributed net investment income of $11,168,861 and $50,555,753, respectively)	$4,745,855,008	$4,798,029,438

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.70		$27.64	$27.41	$23.23	$18.94	$20.24
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.25	$0.27	$0.27	$0.25	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		(0.88)	0.26	4.17	4.28	(1.34)
Total from investment operations	$1.32		$(0.63)	$0.53	$4.44	$4.53	$(1.10)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.31)	$(0.30)	$(0.26)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$27.78		$26.70	$27.64	$27.41	$23.23	$18.94
Total return (%) (r)(s)(t)(x)	4.97	(n)	(2.30)	1.93	19.29	24.13	(5.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.37	1.36	1.39	1.41	1.43
Expenses after expense reductions (f)	1.33	(a)	1.32	1.34	1.39	1.41	1.42
Net investment income	0.34	(a)(l)	0.88	0.96	1.07	1.19	1.12
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$1,407,508		$1,405,724	$1,555,607	$1,581,384	$1,309,494	$1,199,483

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.83		$26.68	$26.40	$22.34	$18.15	$19.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$0.03	$0.04	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		(0.85)	0.28	4.06	4.14	(1.27)
Total from investment operations	$1.18		$(0.82)	$0.31	$4.10	$4.21	$(1.20)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.03)	$(0.03)	$(0.04)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$26.99		$25.83	$26.68	$26.40	$22.34	$18.15
Total return (%) (r)(s)(t)(x)	4.58	(n)	(3.06)	1.18	18.39	23.21	(6.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.12	2.11	2.14	2.16	2.17
Expenses after expense reductions (f)	2.08	(a)	2.07	2.10	2.13	2.16	2.17
Net investment income (loss)	(0.42	)(a)(l)	0.11	0.12	0.19	0.36	0.32
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$18,617		$18,975	$23,690	$33,509	$45,496	$57,379

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.42		$26.32	$26.14	$22.17	$18.06	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.03	$0.06	$0.08	$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(0.83)	0.25	3.99	4.08	(1.27)
Total from investment operations	$1.16		$(0.80)	$0.31	$4.07	$4.17	$(1.19)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.10)	$(0.13)	$(0.10)	$(0.06)	$(0.06)
Net asset value, end of period (x)	$26.54		$25.42	$26.32	$26.14	$22.17	$18.06
Total return (%) (r)(s)(t)(x)	4.58	(n)	(3.04)	1.17	18.41	23.17	(6.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.12	2.11	2.14	2.16	2.18
Expenses after expense reductions (f)	2.08	(a)	2.07	2.10	2.14	2.16	2.17
Net investment income (loss)	(0.41	)(a)(l)	0.12	0.21	0.32	0.45	0.37
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$167,589		$166,327	$184,614	$184,560	$152,757	$142,778

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.48		$28.45	$28.20	$23.88	$19.48	$20.80
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.33	$0.36	$0.35	$0.33	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		(0.92)	0.26	4.29	4.37	(1.39)
Total from investment operations	$1.40		$(0.59)	$0.62	$4.64	$4.70	$(1.07)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.38)	$(0.37)	$(0.32)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$28.56		$27.48	$28.45	$28.20	$23.88	$19.48
Total return (%) (r)(s)(x)	5.10	(n)	(2.07)	2.19	19.63	24.40	(5.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.12	1.11	1.14	1.16	1.18
Expenses after expense reductions (f)	1.08	(a)	1.07	1.10	1.14	1.16	1.18
Net investment income	0.57	(a)(l)	1.13	1.24	1.34	1.52	1.42
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$1,677,556		$1,779,171	$1,871,618	$1,530,692	$968,523	$845,262

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.82		$25.61	$25.52	$21.64	$17.65	$18.89
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.02	$0.04	$0.17	$0.09	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		(0.81)	0.26	3.80	3.99	(1.24)
Total from investment operations	$1.14		$(0.79)	$0.30	$3.97	$4.08	$(1.17)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.21)	$(0.09)	$(0.09)	$(0.07)
Net asset value, end of period (x)	$25.96		$24.82	$25.61	$25.52	$21.64	$17.65
Total return (%) (r)(s)(x)	4.59	(n)	(3.08)	1.17	18.43	23.20	(6.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.12	2.11	2.15	2.16	2.18
Expenses after expense reductions (f)	2.08	(a)	2.07	2.10	2.15	2.16	2.18
Net investment income (loss)	(0.40	)(a)(l)	0.06	0.17	0.70	0.46	0.35
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$3,158		$3,260	$7,403	$8,642	$2,869	$2,560

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.98		$26.90	$26.72	$22.66	$18.47	$19.75
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.16	$0.19	$0.22	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		(0.85)	0.25	4.06	4.17	(1.31)
Total from investment operations	$1.27		$(0.69)	$0.44	$4.28	$4.37	$(1.12)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.23)	$(0.26)	$(0.22)	$(0.18)	$(0.16)
Net asset value, end of period (x)	$27.08		$25.98	$26.90	$26.72	$22.66	$18.47
Total return (%) (r)(s)(x)	4.88	(n)	(2.57)	1.65	19.03	23.82	(5.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.62	1.61	1.64	1.66	1.68
Expenses after expense reductions (f)	1.58	(a)	1.57	1.60	1.64	1.66	1.67
Net investment income	0.08	(a)(l)	0.60	0.70	0.89	0.99	0.91
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$58,931		$60,527	$75,355	$76,634	$48,637	$40,259

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.50		$27.45	$27.23	$23.09	$18.85	$20.16
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.24	$0.27	$0.29	$0.27	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		(0.88)	0.26	4.12	4.23	(1.42)
Total from investment operations	$1.32		$(0.64)	$0.53	$4.41	$4.50	$(1.10)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.31)	$(0.31)	$(0.27)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$27.57		$26.50	$27.45	$27.23	$23.09	$18.85
Total return (%) (r)(s)(x)	4.99	(n)	(2.33)	1.94	19.29	24.15	(5.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.37	1.36	1.39	1.41	1.44
Expenses after expense reductions (f)	1.33	(a)	1.32	1.34	1.39	1.41	1.44
Net investment income	0.34	(a)(l)	0.88	0.96	1.15	1.29	1.46
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$148,449		$145,450	$155,509	$144,977	$93,526	$57,720

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.72		$27.67	$27.43	$23.25	$18.97	$20.26
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.32	$0.33	$0.34	$0.34	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	1.29		(0.89)	0.27	4.16	4.24	(1.39)
Total from investment operations	$1.37		$(0.57)	$0.60	$4.50	$4.58	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.38)	$(0.36)	$(0.32)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$27.77		$26.72	$27.67	$27.43	$23.25	$18.97
Total return (%) (r)(s)(x)	5.14	(n)	(2.07)	2.19	19.56	24.42	(5.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.12	1.11	1.14	1.16	1.19
Expenses after expense reductions (f)	1.08	(a)	1.07	1.10	1.14	1.16	1.19
Net investment income	0.57	(a)(l)	1.15	1.15	1.36	1.60	1.61
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$309,056		$337,705	$350,430	$416,387	$282,570	$143,620

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R5			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$27.51		$28.48	$28.22	$23.88	$21.12
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.37	$0.40	$0.38	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		(0.93)	0.25	4.28	2.64	(g)
Total from investment operations	$1.42		$(0.56)	$0.65	$4.66	$2.76
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.41)	$(0.39)	$(0.32)	$—
Net asset value, end of period (x)	$28.58		$27.51	$28.48	$28.22	$23.88
Total return (%) (r)(s)(x)	5.19	(n)	(1.96)	2.31	19.74	13.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	1.00	1.02	1.05	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	0.99	1.02	1.05	(a)
Net investment income	0.73	(a)(I)	1.27	1.36	1.48	1.61	(a)
Portfolio turnover	6	(n)	15	14	15	21
Net assets at end of period (000 omitted)	$946,337		$872,671	$823,847	$652,771	$438,906

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class 529A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.31		$27.25	$27.03	$22.90	$18.68	$19.97
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.24	$0.28	$0.26	$0.25	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		(0.87)	0.24	4.12	4.20	(1.33)
Total from investment operations	$1.31		$(0.63)	$0.52	$4.38	$4.45	$(1.10)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.31)	$(0.30)	$(0.25)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$27.37		$26.31	$27.25	$27.03	$22.90	$18.68
Total return (%) (r)(s)(t)(x)	5.00	(n)	(2.31)	1.92	19.32	24.03	(5.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47	1.46	1.49	1.51	1.53
Expenses after expense reductions (f)	1.34	(a)	1.33	1.34	1.40	1.46	1.51
Net investment income	0.35	(a)(l)	0.88	0.98	1.06	1.18	1.08
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$6,354		$5,911	$6,174	$5,740	$4,637	$3,788

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class 529B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.85		$25.67	$25.50	$21.62	$17.60	$18.84
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01	$0.02	$0.06	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		(0.80)	0.26	3.90	4.00	(1.23)
Total from investment operations	$1.20		$(0.79)	$0.28	$3.96	$4.07	$(1.18)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.11)	$(0.08)	$(0.05)	$(0.06)
Net asset value, end of period (x)	$26.05		$24.85	$25.67	$25.50	$21.62	$17.60
Total return (%) (r)(s)(t)(x)	4.83	(n)	(3.06)	1.11	18.37	23.16	(6.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	2.22	2.20	2.24	2.26	2.27
Expenses after expense reductions (f)	1.64	(a)	2.11	2.13	2.17	2.21	2.26
Net investment income	0.04	(a)(l)	0.04	0.06	0.27	0.35	0.25
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$332		$344	$499	$748	$627	$634

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class 529C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.66		$25.56	$25.41	$21.59	$17.63	$18.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.02	$0.04	$0.06	$0.10	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		(0.80)	0.24	3.89	3.96	(1.26)
Total from investment operations	$1.14		$(0.78)	$0.28	$3.95	$4.06	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)	$(0.13)	$(0.13)	$(0.10)	$(0.07)
Net asset value, end of period (x)	$25.75		$24.66	$25.56	$25.41	$21.59	$17.63
Total return (%) (r)(s)(t)(x)	4.62	(n)	(3.08)	1.09	18.38	23.12	(6.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)	2.22	2.21	2.24	2.26	2.28
Expenses after expense reductions (f)	2.13	(a)	2.12	2.14	2.19	2.21	2.26
Net investment income (loss)	(0.45	)(a)(l)	0.09	0.15	0.27	0.51	0.40
Portfolio turnover	6	(n)	15	14	15	21	44
Net assets at end of period (000 omitted)	$1,968		$1,965	$2,015	$1,913	$1,494	$1,026

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in states and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for

34

Notes to Financial Statements (unaudited) – continued

certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination

35

Notes to Financial Statements (unaudited) – continued

of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,246,929,554	$—	$—	$1,246,929,554
Japan	848,505,301	4,557,750	—	853,063,051
Germany	333,579,503	—	—	333,579,503
France	232,999,058	—	—	232,999,058
Hong Kong	174,267,226	—	—	174,267,226
Canada	147,107,417	—	—	147,107,417
Denmark	123,139,205	—	—	123,139,205
Switzerland	120,244,802	—	—	120,244,802
Australia	118,750,039	—	—	118,750,039
Other Countries	1,222,475,295	60,520,255	—	1,282,995,550
Mutual Funds	126,894,815	—	—	126,894,815
Total Investments	$4,694,892,215	$65,078,005	$—	$4,759,970,220

36

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,344,727,663 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $38,376,174. The fair value of the fund’s investment securities on loan and a related liability of $40,223,975 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value,

37

Notes to Financial Statements (unaudited) – continued

which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

38

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/15
Ordinary income (including any short-term capital gains)	$61,557,406

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/16
Cost of investments	$3,951,255,583
Gross appreciation	1,270,029,084
Gross depreciation	(461,314,447)
Net unrealized appreciation (depreciation)	$808,714,637

As of 9/30/15
Undistributed ordinary income	50,926,261
Capital loss carryforwards	(25,298,362)
Post-October capital loss deferral	(14,189,417)
Other temporary differences	(3,924,825)
Net unrealized appreciation (depreciation)	654,382,158

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

39

Notes to Financial Statements (unaudited) – continued

As of September 30, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

9/30/18	$(25,298,362)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/16	Year ended 9/30/15
Class A	$12,649,875	$16,965,167
Class B	16,424	27,944
Class C	285,680	706,071
Class I	20,669,811	24,422,472
Class R2	378,775	627,682
Class R3	1,396,765	1,804,986
Class R4	3,997,456	4,763,774
Class R5	11,471,066	12,160,108
Class 529A	57,447	69,455
Class 529B	—	657
Class 529C	3,931	9,090
Total	$50,927,230	$61,557,406

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.850%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets in excess of $1 billion up to $3 billion, 0.85% of average daily net assets in excess of $3 billion up to $5 billion, 0.80% of average daily net assets in excess of $5 billion up to $10 billion, and 0.75% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2017. For the six months ended March 31, 2016, this management fee reduction amounted to $923,241, which is included in the reduction of total expenses in the Statement of

40

Notes to Financial Statements (unaudited) – continued

Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2016, this management fee reduction amounted to $183,991, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $234,490 and $1,341 for the six months ended March 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,755,858
Class B	0.75%	0.25%	1.00%	1.00%	94,585
Class C	0.75%	0.25%	1.00%	1.00%	835,505
Class R1	0.75%	0.25%	1.00%	1.00%	15,516
Class R2	0.25%	0.25%	0.50%	0.50%	148,636
Class R3	—	0.25%	0.25%	0.25%	184,356
Class 529A	—	0.25%	0.25%	0.20%	7,669
Class 529B	0.75%	0.25%	1.00%	0.50%	856
Class 529C	0.75%	0.25%	1.00%	0.99%	9,789
Total Distribution and Service Fees					$3,052,770

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2016, this rebate amounted to $9,643, $29, $197, $1,433, $29, and $94 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period December 1, 2015 through March 31, 2016, the 0.75% distribution fee was not imposed for Class 529B shares. This waiver can be discontinued at any time.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption

41

Notes to Financial Statements (unaudited) – continued

within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2016, were as follows:

Class A	$2,700
Class B	8,638
Class C	3,951
Class 529B	—
Class 529C	16

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2017, unless MFD elects to extend the waiver. For the six months ended March 31, 2016, this waiver amounted to $2,106 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$3,068	$1,533
Class 529B	166	83
Class 529C	979	490
Total Program Manager Fees and Waivers	$4,213	$2,106

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2016, the fee was $131,478, which equated to 0.0055% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,657,868.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

42

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in a net decrease in expense of $62 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $1,911 at March 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2016, the fee paid by the fund under this agreement was $6,244 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant

43

Notes to Financial Statements (unaudited) – continued

to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $36,631,394 and $6,842,450 respectively. The sales transactions resulted in net realized gains of $1,597,359.

(4) Portfolio Securities

For the six months ended March 31, 2016, purchases and sales of investments and short-term obligations, aggregated $302,483,210 and $536,154,294, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,900,052	$105,282,737	9,526,220	$267,054,485
Class B	37,478	992,179	69,896	1,917,751
Class C	241,468	6,275,071	637,354	17,103,232
Class I	7,042,223	196,894,691	16,724,971	481,167,702
Class R1	14,260	359,447	45,198	1,177,494
Class R2	176,456	4,650,348	630,803	17,160,889
Class R3	826,704	22,480,355	1,628,728	45,155,247
Class R4	1,822,522	49,370,350	3,593,756	100,674,926
Class R5	2,601,558	72,538,196	5,228,368	150,199,662
Class 529A	13,346	359,804	26,140	723,568
Class 529B	359	9,118	2,014	53,616
Class 529C	3,426	85,639	8,082	207,683
	16,679,852	$459,297,935	38,121,530	$1,082,596,255

Shares issued to shareholders in reinvestment of distributions
Class A	432,759	$11,896,538	591,364	$15,966,827
Class B	600	16,057	1,028	27,022
Class C	9,699	255,383	23,827	616,176
Class I	582,138	16,439,574	688,231	19,084,653
Class R2	13,224	354,527	22,038	580,256
Class R3	51,201	1,396,765	67,350	1,804,986
Class R4	135,818	3,729,566	165,817	4,472,095
Class R5	378,352	10,688,458	419,437	11,635,178
Class 529A	2,121	57,447	2,610	69,455
Class 529B	—	—	26	657
Class 529C	155	3,931	362	9,090
	1,606,067	$44,838,246	1,982,090	$54,266,395

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,322,116)	$(171,050,707)	(13,740,162)	$(384,267,450)
Class B	(82,986)	(2,165,569)	(224,368)	(6,067,688)
Class C	(480,368)	(12,353,962)	(1,131,060)	(30,080,627)
Class I	(13,638,246)	(373,824,570)	(18,452,198)	(525,840,817)
Class R1	(23,974)	(603,624)	(202,930)	(5,097,345)
Class R2	(342,600)	(8,995,240)	(1,124,310)	(30,447,951)
Class R3	(981,971)	(26,169,901)	(1,872,868)	(51,716,498)
Class R4	(3,465,305)	(94,186,501)	(3,784,885)	(105,990,473)
Class R5	(1,587,268)	(44,209,080)	(2,855,745)	(82,116,096)
Class 529A	(7,924)	(213,339)	(30,661)	(841,645)
Class 529B	(1,484)	(38,269)	(7,614)	(201,265)
Class 529C	(6,808)	(171,703)	(7,585)	(194,586)
	(26,941,050)	$(733,982,465)	(43,434,386)	$(1,222,862,441)

Net change
Class A	(1,989,305)	$(53,871,432)	(3,622,578)	$(101,246,138)
Class B	(44,908)	(1,157,333)	(153,444)	(4,122,915)
Class C	(229,201)	(5,823,508)	(469,879)	(12,361,219)
Class I	(6,013,885)	(160,490,305)	(1,038,996)	(25,588,462)
Class R1	(9,714)	(244,177)	(157,732)	(3,919,851)
Class R2	(152,920)	(3,990,365)	(471,469)	(12,706,806)
Class R3	(104,066)	(2,292,781)	(176,790)	(4,756,265)
Class R4	(1,506,965)	(41,086,585)	(25,312)	(843,452)
Class R5	1,392,642	39,017,574	2,792,060	79,718,744
Class 529A	7,543	203,912	(1,911)	(48,622)
Class 529B	(1,125)	(29,151)	(5,574)	(146,992)
Class 529C	(3,227)	(82,133)	859	22,187
	(8,655,131)	$(229,846,284)	(3,330,766)	$(85,999,791)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund, were the owners of record of approximately 10%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

45

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2016, the fund’s commitment fee and interest expense were $8,564 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	152,475,413	265,433,828	(331,238,401)	86,670,840

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$88,032	$86,670,840

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
AUB Group Ltd.	3,393,873	108,940	—	3,502,813
Midland Holdings Ltd.	44,623,000	980,000	—	45,603,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
AUB Group Ltd.	$—	$—	$660,478	$22,017,666
Midland Holdings Ltd.	—	—	—	14,226,412

Total	$—	$—	$660,478	$36,244,078

46

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2016

MFS® RESEARCH FUND

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile in the first quarter of 2016, but after a tough start to the year stocks largely recouped their losses, with most major indices closing out the quarter roughly where they were at the beginning of the year. After falling to multiyear lows in February, oil prices stabilized as oil-producing nations began taking steps to cap crude production. U.S. economic growth remained positive but unspectacular amid continued improvement in labor markets and upbeat service-sector activity. Headwinds from abroad forced the U.S. Federal Reserve to table its plans to tighten monetary policy, while the Bank of Japan and the European Central Bank continued to ease policy aggressively, perpetuating a lower-for-longer global interest rate environment.

China’s economy — while suffering growing pains linked to its shift from an export-led to a consumer-driven economic model — appeared to stabilize as the first quarter drew to a close. Europe awaits a crucial referendum scheduled for June 23 in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.8%
Danaher Corp.	2.5%
Visa, Inc., “A”	2.3%
Alphabet, Inc., “A”	2.3%
Wells Fargo & Co.	2.1%
JPMorgan Chase & Co.	1.9%
Facebook, Inc., “A”	1.7%
Amazon.com, Inc.	1.5%
Medtronic PLC	1.5%
Cisco Systems, Inc.	1.4%

Global equity sectors
Technology	19.3%
Financial Services	15.6%
Consumer Cyclicals	14.1%
Health Care	13.7%
Capital Goods	13.5%
Energy	9.9%
Consumer Staples	8.4%
Telecommunications/Cable Television (s)	4.3%

(o)	Less than 0.1%.
(s)	Includes securities sold short.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 3/31/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2015 through March 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Expenses Paid During Period (p) 10/01/15-3/31/16
A	Actual	0.82%	$1,000.00	$1,064.20	$4.23
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
B	Actual	1.57%	$1,000.00	$1,059.99	$8.09
	Hypothetical (h)	1.57%	$1,000.00	$1,017.15	$7.92
C	Actual	1.57%	$1,000.00	$1,059.95	$8.09
	Hypothetical (h)	1.57%	$1,000.00	$1,017.15	$7.92
I	Actual	0.57%	$1,000.00	$1,065.57	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R1	Actual	1.57%	$1,000.00	$1,060.01	$8.09
	Hypothetical (h)	1.57%	$1,000.00	$1,017.15	$7.92
R2	Actual	1.07%	$1,000.00	$1,063.09	$5.52
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
R3	Actual	0.82%	$1,000.00	$1,064.37	$4.23
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
R4	Actual	0.57%	$1,000.00	$1,065.57	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R5	Actual	0.49%	$1,000.00	$1,066.02	$2.53
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 3.8%
Honeywell International, Inc.	462,806	$51,857,412
Northrop Grumman Corp.	222,343	44,001,680
Orbital ATK, Inc.	253,465	22,036,247
Rockwell Collins, Inc.	228,712	21,089,534
United Technologies Corp.	420,458	42,087,846

		$181,072,719
Alcoholic Beverages - 0.8%
Constellation Brands, Inc., “A”	268,898	$40,627,799

Apparel Manufacturers - 2.0%
Hanesbrands, Inc.	884,736	$25,073,418
NIKE, Inc., “B”	743,834	45,723,476
PVH Corp.	266,908	26,439,906

		$97,236,800
Automotive - 0.3%
Harley-Davidson, Inc.	324,686	$16,666,132

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	272,036	$37,872,852
Celgene Corp. (a)	527,266	52,774,054

		$90,646,906
Broadcasting - 2.1%
Nielsen Holdings PLC	510,452	$26,880,402
Time Warner, Inc.	541,980	39,320,649
Twenty-First Century Fox, Inc.	1,330,479	37,093,755

		$103,294,806
Brokerage & Asset Managers - 2.3%
BlackRock, Inc.	186,924	$63,660,707
NASDAQ, Inc.	732,084	48,595,736

		$112,256,443
Business Services - 4.1%
Accenture PLC, “A”	337,501	$38,947,615
Cognizant Technology Solutions Corp., “A” (a)	532,137	33,364,990
Equifax, Inc.	198,324	22,666,450
Fidelity National Information Services, Inc.	504,204	31,921,155

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fiserv, Inc. (a)	232,546	$23,854,569
Gartner, Inc. (a)	240,837	21,518,786
Global Payments, Inc.	367,372	23,989,392

		$196,262,957
Cable TV - 1.9%
Charter Communications, Inc., “A” (a)(l)	190,260	$38,514,332
Comcast Corp., “A”	309,927	18,930,341
Time Warner Cable, Inc.	174,675	35,741,998

		$93,186,671
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	437,373	$27,694,458
Monsanto Co.	308,241	27,045,065
PPG Industries, Inc.	272,839	30,418,820

		$85,158,343
Computer Software - 3.0%
Adobe Systems, Inc. (a)	409,031	$38,367,108
Microsoft Corp.	382,723	21,137,791
Qlik Technologies, Inc. (a)	605,501	17,511,089
Sabre Corp.	741,325	21,439,119
Salesforce.com, Inc. (a)	654,562	48,326,312

		$146,781,419
Computer Software - Systems - 3.9%
Apple, Inc. (s)	1,257,247	$137,027,350
Constellation Software, Inc.	30,945	12,670,831
Hewlett Packard Enterprise	2,297,026	40,726,271

		$190,424,452
Construction - 0.8%
Sherwin-Williams Co.	132,522	$37,725,038

Consumer Products - 1.7%
Estee Lauder Cos., Inc., “A”	254,605	$24,011,798
Kimberly-Clark Corp.	255,283	34,338,116
Newell Rubbermaid, Inc. (l)	569,162	25,208,185

		$83,558,099
Consumer Services - 0.6%
Priceline Group, Inc. (a)	24,190	$31,179,942

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - 0.5%
Berry Plastics Group, Inc. (a)	290,000	$10,483,500
Crown Holdings, Inc. (a)	297,859	14,770,828

		$25,254,328
Electrical Equipment - 3.4%
Danaher Corp. (s)	1,255,330	$119,080,604
Tyco International PLC	638,134	23,425,899
W.W. Grainger, Inc. (l)	99,744	23,283,242

		$165,789,745
Electronics - 1.2%
Analog Devices, Inc.	231,162	$13,682,479
Broadcom Corp.	275,286	42,531,687

		$56,214,166
Energy - Independent - 3.7%
EOG Resources, Inc.	799,892	$58,056,161
EQT Corp.	252,202	16,963,107
Memorial Resource Development Corp. (a)	2,029,187	20,657,124
Noble Energy, Inc.	596,146	18,724,946
Pioneer Natural Resources Co.	168,746	23,749,312
Valero Energy Corp.	606,745	38,916,624

		$177,067,274
Energy - Integrated - 1.2%
Exxon Mobil Corp. (s)	699,598	$58,479,397

Food & Beverages - 3.8%
Archer Daniels Midland Co.	394,910	$14,339,182
Blue Buffalo Pet Products, Inc. (a)	538,624	13,821,092
Coca-Cola Co.	1,327,881	61,600,400
J.M. Smucker Co.	188,430	24,465,751
Mead Johnson Nutrition Co., “A”	322,026	27,362,549
Mondelez International, Inc.	980,604	39,341,832

		$180,930,806
Food & Drug Stores - 1.2%
CVS Health Corp.	552,838	$57,345,885

General Merchandise - 2.5%
Costco Wholesale Corp.	295,038	$46,492,088
Dollar Tree, Inc. (a)	428,844	35,362,476
Target Corp.	467,315	38,450,678

		$120,305,242

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.5%
Cigna Corp.	116,909	$16,044,591
UnitedHealth Group, Inc.	419,423	54,063,625

		$70,108,216
Insurance - 2.3%
American International Group, Inc.	866,896	$46,855,729
Chubb Ltd.	530,824	63,247,680

		$110,103,409
Internet - 5.7%
Alibaba Group Holding Ltd., ADR (a)	222,116	$17,553,827
Alphabet, Inc., “A” (a)	146,840	112,024,236
Alphabet, Inc., “C” (a)	65,755	48,984,187
Facebook, Inc., “A” (a)	697,225	79,553,372
LinkedIn Corp., “A” (a)	128,441	14,687,228

		$272,802,850
Machinery & Tools - 1.0%
Roper Technologies, Inc.	277,243	$50,671,703

Major Banks - 5.8%
Goldman Sachs Group, Inc.	296,636	$46,565,919
JPMorgan Chase & Co.	1,569,942	92,971,965
PNC Financial Services Group, Inc.	455,150	38,492,036
Wells Fargo & Co.	2,114,864	102,274,823

		$280,304,743
Medical & Health Technology & Services - 1.1%
McKesson Corp.	171,713	$27,001,869
VCA, Inc. (a)	472,143	27,237,930

		$54,239,799
Medical Equipment - 4.4%
Cooper Cos., Inc.	177,717	$27,363,086
Medtronic PLC	934,873	70,115,475
PerkinElmer, Inc.	421,998	20,872,021
Steris PLC	174,720	12,413,856
Stryker Corp.	518,607	55,641,345
VWR Corp. (a)	990,359	26,799,115

		$213,204,898
Natural Gas - Distribution - 0.7%
Sempra Energy	312,445	$32,509,902

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.5%
Enterprise Products Partners LP	920,780	$22,669,604

Network & Telecom - 1.4%
Cisco Systems, Inc.	2,306,602	$65,668,959

Oil Services - 1.1%
Halliburton Co.	872,350	$31,160,342
Schlumberger Ltd.	269,570	19,880,788

		$51,041,130
Other Banks & Diversified Financials - 4.0%
Discover Financial Services	549,758	$27,993,677
PrivateBancorp, Inc.	617,481	23,834,767
Visa, Inc., “A”	1,478,047	113,041,035
Wintrust Financial Corp.	602,933	26,734,049

		$191,603,528
Pharmaceuticals - 4.8%
Allergan PLC (a)	192,421	$51,574,601
Bristol-Myers Squibb Co.	354,608	22,652,359
Eli Lilly & Co.	830,489	59,803,513
Endo International PLC (a)	427,521	12,034,716
Merck & Co., Inc.	1,190,845	63,007,609
Zoetis, Inc.	484,917	21,496,371

		$230,569,169
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	113,527	$15,063,898
Union Pacific Corp.	597,054	47,495,646

		$62,559,544
Real Estate - 1.2%
Ventas, Inc., REIT	916,729	$57,717,258

Restaurants - 1.3%
Aramark	946,849	$31,359,639
YUM! Brands, Inc.	405,443	33,185,510

		$64,545,149
Specialty Chemicals - 0.5%
Albemarle Corp.	352,150	$22,512,950

Specialty Stores - 4.3%
Amazon.com, Inc. (a)	123,135	$73,097,861
AutoZone, Inc. (a)	40,967	32,637,999

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Gap, Inc.	657,654	$19,335,028
Lululemon Athletica, Inc. (a)	316,243	21,412,814
Ross Stores, Inc.	569,968	33,001,147
Urban Outfitters, Inc. (a)	778,014	25,744,483

		$205,229,332
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT	501,644	$51,353,296

Telephone Services - 1.3%
Verizon Communications, Inc.	1,145,992	$61,975,247

Tobacco - 2.0%
Philip Morris International, Inc.	589,152	$57,801,703
Reynolds American, Inc.	781,450	39,314,749

		$97,116,452
Utilities - Electric Power - 2.8%
American Electric Power Co., Inc.	386,864	$25,687,770
CMS Energy Corp.	985,711	41,833,575
NextEra Energy, Inc.	366,382	43,357,646
Xcel Energy, Inc.	562,229	23,512,417

		$134,391,408
Total Common Stocks (Identified Cost, $3,796,407,476)		$4,750,363,915

Convertible Preferred Stocks - 0.3%
Telephone Services - 0.3%
Frontier Communications Corp., 11.125% (Identified Cost, $16,064,235)			158,895	$16,588,638

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	41,141	$84,339

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)			22,862,120	$22,862,120

Collateral for Securities Loaned - 1.7%
JPMorgan Prime Money Market Fund, 0.44%, at Cost and Net Asset Value (j)			81,085,090	$81,085,090
Total Investments (Identified Cost, $3,916,418,921)				$4,870,984,102

10

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (0.2)%
Issuer	Shares/Par	Value ($)
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT (Proceeds Received, $7,242,422)	(88,179)	$(7,627,484)

Other Assets, Less Liabilities - (0.9)%		(47,497,611)
Net Assets - 100.0%		$4,815,859,007

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2016, the fund had cash collateral of $22,866 and other liquid securities with an aggregate value of $15,240,524 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,893,556,801)	$4,848,121,982
Underlying affiliated funds, at cost and value	22,862,120
Total investments, at value, including $79,101,646 of securities on loan (identified cost, $3,916,418,921)	$4,870,984,102
Cash	6,357
Deposits with brokers	22,866
Receivables for
Investments sold	56,426,262
Fund shares sold	10,029,703
Dividends	5,077,613
Other assets	43,084
Total assets	$4,942,589,987
Liabilities
Payables for
Securities sold short, at value (proceeds received, $7,242,422)	$7,627,484
Investments purchased	29,019,457
Fund shares reacquired	7,654,695
Collateral for securities loaned, at value	81,085,090
Payable to affiliates
Investment adviser	116,741
Shareholder servicing costs	1,017,953
Distribution and service fees	27,288
Payable for independent Trustees’ compensation	109,390
Accrued expenses and other liabilities	72,882
Total liabilities	$126,730,980
Net assets	$4,815,859,007
Net assets consist of
Paid-in capital	$3,854,424,746
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	954,179,805
Accumulated distributions in excess of net realized gain on investments and foreign currency	(2,204,937)
Undistributed net investment income	9,459,393
Net assets	$4,815,859,007
Shares of beneficial interest outstanding	133,061,870

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,239,729,159	61,923,296	$36.17
Class B	24,865,020	745,913	33.34
Class C	131,899,038	3,980,680	33.13
Class I	864,277,882	23,366,596	36.99
Class R1	4,225,727	129,327	32.67
Class R2	27,725,850	787,964	35.19
Class R3	53,824,080	1,496,118	35.98
Class R4	53,348,309	1,475,362	36.16
Class R5	1,415,963,942	39,156,614	36.16

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $38.38 [100 / 94.25 x $36.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$39,376,882
Interest	218,294
Dividends from underlying affiliated funds	49,021
Foreign taxes withheld	(66,415)
Total investment income	$39,577,782
Expenses
Management fee	$10,054,477
Distribution and service fees	3,699,786
Shareholder servicing costs	1,831,629
Administrative services fee	319,118
Independent Trustees’ compensation	25,815
Custodian fee	84,806
Shareholder communications	60,962
Audit and tax fees	27,145
Legal fees	20,897
Dividend and interest expense on securities sold short	191,446
Miscellaneous	148,302
Total expenses	$16,464,383
Fees paid indirectly	(70)
Reduction of expenses by investment adviser and distributor	(43,717)
Net expenses	$16,420,596
Net investment income	$23,157,186
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,120,615
Foreign currency	7,429
Net realized gain (loss) on investments and foreign currency	$1,128,044
Change in unrealized appreciation (depreciation)
Investments	$265,575,127
Securities sold short	(672,806)
Translation of assets and liabilities in foreign currencies	(314)
Net unrealized gain (loss) on investments and foreign currency translation	$264,902,007
Net realized and unrealized gain (loss) on investments and foreign currency	$266,030,051
Change in net assets from operations	$289,187,237

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/16 (unaudited)	Year ended 9/30/15
From operations
Net investment income	$23,157,186	$38,807,497
Net realized gain (loss) on investments and foreign currency	1,128,044	324,146,619
Net unrealized gain (loss) on investments and foreign currency translation	264,902,007	(393,288,159)
Change in net assets from operations	$289,187,237	$(30,334,043)
Distributions declared to shareholders
From net investment income	$(41,097,332)	$(34,715,497)
From net realized gain on investments	(276,133,861)	(219,198,792)
Total distributions declared to shareholders	$(317,231,193)	$(253,914,289)
Change in net assets from fund share transactions	$427,265,797	$195,204,607
Total change in net assets	$399,221,841	$(89,043,725)
Net assets
At beginning of period	4,416,637,166	4,505,680,891
At end of period (including undistributed net investment income of $9,459,393 and $27,399,539, respectively)	$4,815,859,007	$4,416,637,166

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.37		$38.78	$34.33	$28.74	$22.31	$22.43
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.28	$0.24	$0.30	$0.25	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.15		(0.53)	5.24	5.51	6.38	(0.15)
Total from investment operations	$2.31		$(0.25)	$5.48	$5.81	$6.63	$0.05
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.26)	$(0.35)	$(0.22)	$(0.20)	$(0.17)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.51)		$(2.16)	$(1.03)	$(0.22)	$(0.20)	$(0.17)
Net asset value, end of period (x)	$36.17		$36.37	$38.78	$34.33	$28.74	$22.31
Total return (%) (r)(s)(t)(x)	6.42	(n)	(0.93)	16.27	20.36	29.92	0.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.88	0.90	0.90
Expenses after expense reductions (f)	0.82	(a)	0.82	0.80	0.87	0.90	0.90
Net investment income	0.87	(a)	0.71	0.65	0.95	0.97	0.82
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$2,239,729		$2,061,339	$2,131,106	$1,915,947	$1,541,284	$1,204,531
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.81	(a)	0.81	0.80	0.87	0.88	0.89

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$33.56		$35.95	$31.89	$26.70	$20.70	$20.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$0.06	$0.05	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.99		(0.48)	4.87	5.13	5.95	(0.15)
Total from investment operations	$2.01		$(0.49)	$4.84	$5.19	$6.00	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$(0.10)	$—	$—	$—
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.23)		$(1.90)	$(0.78)	$—	$—	$—
Net asset value, end of period (x)	$33.34		$33.56	$35.95	$31.89	$26.70	$20.70
Total return (%) (r)(s)(t)(x)	6.03	(n)	(1.66)	15.41	19.44	28.99	(0.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.56	1.62	1.65	1.65
Expenses after expense reductions (f)	1.57	(a)	1.57	1.55	1.62	1.65	1.65
Net investment income (loss)	0.12	(a)	(0.04)	(0.09)	0.22	0.22	0.07
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$24,865		$25,338	$29,834	$31,773	$33,019	$34,609
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.56	(a)	1.56	1.55	1.62	1.63	1.64

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$33.39		$35.79	$31.80	$26.64	$20.68	$20.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$0.06	$0.05	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.96		(0.48)	4.85	5.12	5.93	(0.14)
Total from investment operations	$1.98		$(0.49)	$4.82	$5.18	$5.98	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.01)	$(0.15)	$(0.02)	$(0.02)	$(0.00	)(w)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.24)		$(1.91)	$(0.83)	$(0.02)	$(0.02)	$(0.00	)(w)
Net asset value, end of period (x)	$33.13		$33.39	$35.79	$31.80	$26.64	$20.68
Total return (%) (r)(s)(t)(x)	5.99	(n)	(1.67)	15.40	19.47	28.94	(0.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.56	1.63	1.65	1.65
Expenses after expense reductions (f)	1.57	(a)	1.57	1.55	1.63	1.65	1.65
Net investment income (loss)	0.12	(a)	(0.04)	(0.10)	0.20	0.22	0.07
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$131,899		$129,249	$129,359	$107,173	$85,428	$72,558
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.56	(a)	1.57	1.55	1.62	1.63	1.64

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$37.18		$39.59	$35.03	$29.31	$22.75	$22.86
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.38	$0.34	$0.37	$0.33	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		(0.54)	5.34	5.63	6.50	(0.15)
Total from investment operations	$2.41		$(0.16)	$5.68	$6.00	$6.83	$0.12
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.35)	$(0.44)	$(0.28)	$(0.27)	$(0.23)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.60)		$(2.25)	$(1.12)	$(0.28)	$(0.27)	$(0.23)
Net asset value, end of period (x)	$36.99		$37.18	$39.59	$35.03	$29.31	$22.75
Total return (%) (r)(s)(x)	6.56	(n)	(0.68)	16.54	20.67	30.27	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.56	0.64	0.65	0.65
Expenses after expense reductions (f)	0.57	(a)	0.57	0.56	0.64	0.65	0.65
Net investment income	1.13	(a)	0.96	0.90	1.15	1.26	1.07
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$864,278		$723,107	$705,200	$559,067	$237,389	$608,723
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.56	(a)	0.57	0.56	0.63	0.63	0.64

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$32.95		$35.35	$31.42	$26.32	$20.42	$20.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$0.05	$0.05	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		(0.47)	4.79	5.06	5.87	(0.14)
Total from investment operations	$1.96		$(0.48)	$4.76	$5.11	$5.92	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.02)	$(0.15)	$(0.01)	$(0.02)	$—
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.24)		$(1.92)	$(0.83)	$(0.01)	$(0.02)	$—
Net asset value, end of period (x)	$32.67		$32.95	$35.35	$31.42	$26.32	$20.42
Total return (%) (r)(s)(x)	6.00	(n)	(1.66)	15.41	19.43	28.99	(0.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.56	1.63	1.65	1.65
Expenses after expense reductions (f)	1.57	(a)	1.57	1.56	1.63	1.65	1.65
Net investment income (loss)	0.12	(a)	(0.04)	(0.10)	0.19	0.22	0.07
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$4,226		$3,980	$4,422	$3,671	$2,688	$2,434
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.57	(a)	1.57	1.56	1.62	1.63	1.64

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$35.37		$37.76	$33.48	$28.07	$21.80	$21.95
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.17	$0.15	$0.21	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		(0.51)	5.10	5.37	6.25	(0.16)
Total from investment operations	$2.21		$(0.34)	$5.25	$5.58	$6.43	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.15)	$(0.29)	$(0.17)	$(0.16)	$(0.13)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.39)		$(2.05)	$(0.97)	$(0.17)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$35.19		$35.37	$37.76	$33.48	$28.07	$21.80
Total return (%) (r)(s)(x)	6.31	(n)	(1.19)	15.99	20.01	29.66	(0.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.06	1.13	1.15	1.15
Expenses after expense reductions (f)	1.07	(a)	1.07	1.06	1.13	1.15	1.15
Net investment income	0.62	(a)	0.46	0.40	0.67	0.71	0.57
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$27,726		$27,224	$37,003	$33,970	$17,583	$11,711
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.07	(a)	1.07	1.06	1.13	1.13	1.14

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.17		$38.57	$34.16	$28.64	$22.24	$22.37
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.27	$0.24	$0.29	$0.26	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		(0.52)	5.21	5.49	6.35	(0.15)
Total from investment operations	$2.30		$(0.25)	$5.45	$5.78	$6.61	$0.06
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.25)	$(0.36)	$(0.26)	$(0.21)	$(0.19)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.49)		$(2.15)	$(1.04)	$(0.26)	$(0.21)	$(0.19)
Net asset value, end of period (x)	$35.98		$36.17	$38.57	$34.16	$28.64	$22.24
Total return (%) (r)(s)(x)	6.44	(n)	(0.92)	16.26	20.33	29.93	0.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.88	0.90	0.90
Expenses after expense reductions (f)	0.82	(a)	0.82	0.81	0.88	0.90	0.90
Net investment income	0.87	(a)	0.70	0.65	0.92	0.96	0.84
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$53,824		$51,952	$58,407	$61,690	$35,774	$8,582
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.81	(a)	0.82	0.81	0.88	0.89	0.89

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.40		$38.81	$34.35	$28.75	$22.32	$22.45
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.34	$0.37	$0.32	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	2.16		(0.52)	5.23	5.51	6.38	(0.16)
Total from investment operations	$2.36		$(0.15)	$5.57	$5.88	$6.70	$0.10
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.36)	$(0.43)	$(0.28)	$(0.27)	$(0.23)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.60)		$(2.26)	$(1.11)	$(0.28)	$(0.27)	$(0.23)
Net asset value, end of period (x)	$36.16		$36.40	$38.81	$34.35	$28.75	$22.32
Total return (%) (r)(s)(x)	6.56	(n)	(0.68)	16.56	20.65	30.27	0.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.55	0.63	0.65	0.64
Expenses after expense reductions (f)	0.57	(a)	0.57	0.55	0.63	0.65	0.64
Net investment income	1.12	(a)	0.96	0.90	1.19	1.21	1.02
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$53,348		$46,669	$46,235	$27,088	$20,829	$12,225
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.56	(a)	0.57	0.55	0.62	0.63	0.64

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R5 (y)			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.42		$38.82	$34.37	$28.75	$22.30	$22.42
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.41	$0.36	$0.40	$0.31	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.16		(0.53)	5.23	5.51	6.38	(0.15)
Total from investment operations	$2.38		$(0.12)	$5.59	$5.91	$6.69	$0.09
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.38)	$(0.46)	$(0.29)	$(0.24)	$(0.21)
From net realized gain on investments	(2.22)		(1.90)	(0.68)	—	—	—
Total distributions declared to shareholders	$(2.64)		$(2.28)	$(1.14)	$(0.29)	$(0.24)	$(0.21)
Net asset value, end of period (x)	$36.16		$36.42	$38.82	$34.37	$28.75	$22.30
Total return (%) (r)(s)(x)	6.60	(n)	(0.59)	16.62	20.74	30.25	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.48	0.49	0.54	0.60	0.75
Expenses after expense reductions (f)	0.49	(a)	0.48	0.49	0.54	0.60	0.75
Net investment income	1.21	(a)	1.05	0.97	1.28	1.13	0.96
Portfolio turnover	21	(n)	44	39	46	61	69
Net assets at end of period (000 omitted)	$1,415,964		$1,347,779	$1,364,115	$1,120,028	$825,334	$219
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.48	(a)	0.48	0.48	0.54	0.58	0.74

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in states and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

26

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S.

27

Notes to Financial Statements (unaudited) – continued

markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,767,036,892	$—	$—	$4,767,036,892
Mutual Funds	103,947,210	—	—	103,947,210
Total Investments	$4,870,984,102	$—	$—	$4,870,984,102
Short Sales	$(7,627,484)	$—	$—	$(7,627,484)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

28

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2016, this expense amounted to $191,446. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $79,101,646. The fair value of the fund’s investment securities on loan and a related liability of $81,085,090 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

29

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount

30

Notes to Financial Statements (unaudited) – continued

payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

31

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/15
Ordinary income (including any short-term capital gains)	$65,201,123
Long-term capital gains	188,713,166
Total distributions	$253,914,289

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/16
Cost of investments	$3,918,414,523
Gross appreciation	1,075,993,461
Gross depreciation	(123,423,882)
Net unrealized appreciation (depreciation)	$952,569,579

As of 9/30/15
Undistributed ordinary income	42,353,599
Undistributed long-term capital gain	260,153,749
Other temporary differences	(23,583)
Net unrealized appreciation (depreciation)	686,994,452

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/16	Year ended 9/30/15	Six months ended 3/31/16	Year ended 9/30/15
Class A	$17,319,821	$14,038,385	$132,940,458	$103,136,672
Class B	4,358	—	1,665,861	1,551,839
Class C	91,405	40,600	8,522,919	6,956,132
Class I	7,476,844	6,426,546	43,745,780	34,500,958
Class R1	2,456	2,624	271,290	241,733
Class R2	128,652	137,750	1,695,624	1,753,197
Class R3	385,508	404,851	3,139,237	3,022,819
Class R4	495,216	454,137	2,903,613	2,416,964
Class R5	15,193,072	13,210,604	81,249,079	65,618,478
Total	$41,097,332	$34,715,497	$276,133,861	$219,198,792

32

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.40% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2017. For the six months ended March 31, 2016, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $72,478 for the six months ended March 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,758,188
Class B	0.75%	0.25%	1.00%	1.00%	127,167
Class C	0.75%	0.25%	1.00%	1.00%	658,020
Class R1	0.75%	0.25%	1.00%	1.00%	20,542
Class R2	0.25%	0.25%	0.50%	0.50%	69,790
Class R3	—	0.25%	0.25%	0.25%	66,079
Total Distribution and Service Fees					$3,699,786

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2016, this rebate amounted to $41,782, $581, and $1,354 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

33

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2016, were as follows:

Amount
Class A	$377
Class B	12,712
Class C	5,143

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2016, the fee was $228,717, which equated to 0.0098% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,602,912.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,421 and the Retirement Deferral plan resulted in a decrease in expense of $1,814.

34

Notes to Financial Statements (unaudited) – continued

Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $79,434 at March 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $24,249 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2016, the fee paid by the fund under this agreement was $5,929 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 1,867 shares of Class I for an aggregate amount of $67,776.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $422,711 and $11,088,564, respectively. The sales transactions resulted in net realized gains (losses) of $3,870,881.

(4) Portfolio Securities

For the six months ended March 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $1,118,495,700 and $990,841,529, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,743,678	$286,575,144	6,768,405	$262,791,598
Class B	49,300	1,671,122	101,866	3,667,174
Class C	197,769	6,604,216	504,769	18,054,185
Class I	6,666,564	240,049,308	6,188,537	243,733,761
Class R1	6,537	212,946	15,488	543,909
Class R2	67,876	2,393,178	96,370	3,639,994
Class R3	124,900	4,461,444	321,738	12,544,061
Class R4	200,078	7,143,188	392,096	15,252,850
Class R5	749,240	26,528,903	2,046,467	78,021,783
	15,805,942	$575,639,449	16,435,736	$638,249,315

Shares issued to shareholders in reinvestment of distributions
Class A	3,993,026	$143,269,784	2,897,856	$110,871,995
Class B	49,184	1,629,949	42,330	1,503,144
Class C	232,096	7,645,258	172,606	6,098,154
Class I	1,379,460	50,584,795	1,035,069	40,409,106
Class R1	8,426	273,746	7,008	244,357
Class R2	45,909	1,603,594	45,614	1,700,950
Class R3	98,160	3,503,334	89,765	3,416,436
Class R4	94,807	3,398,829	75,120	2,871,101
Class R5	2,665,317	95,524,969	2,062,508	78,829,082
	8,566,385	$307,434,258	6,427,876	$245,944,325

Shares reacquired
Class A	(6,490,736)	$(230,210,895)	(7,946,899)	$(309,239,112)
Class B	(107,609)	(3,569,745)	(219,002)	(7,878,360)
Class C	(320,452)	(10,605,493)	(420,801)	(15,060,689)
Class I	(4,128,413)	(150,940,246)	(5,586,127)	(220,445,191)
Class R1	(6,422)	(205,612)	(26,804)	(947,784)
Class R2	(95,408)	(3,327,928)	(352,366)	(13,335,026)
Class R3	(163,166)	(5,863,506)	(489,406)	(19,068,710)
Class R4	(101,581)	(3,616,522)	(376,401)	(14,680,693)
Class R5	(1,261,398)	(47,467,963)	(2,241,323)	(88,333,468)
	(12,675,185)	$(455,807,910)	(17,659,129)	$(688,989,033)

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Net change
Class A	5,245,968	$199,634,033	1,719,362	$64,424,481
Class B	(9,125)	(268,674)	(74,806)	(2,708,042)
Class C	109,413	3,643,981	256,574	9,091,650
Class I	3,917,611	139,693,857	1,637,479	63,697,676
Class R1	8,541	281,080	(4,308)	(159,518)
Class R2	18,377	668,844	(210,382)	(7,994,082)
Class R3	59,894	2,101,272	(77,903)	(3,108,213)
Class R4	193,304	6,925,495	90,815	3,443,258
Class R5	2,153,159	74,585,909	1,867,652	68,517,397
	11,697,142	$427,265,797	5,204,483	$195,204,607

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 10%, 9%, 4%, and 3% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2016, the fund’s commitment fee and interest expense were $7,953 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

37

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,464,374	306,821,959	(327,424,213)	22,862,120

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$49,021	$22,862,120

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2016

MFS® TOTAL RETURN FUND

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile in the first quarter of 2016, but after a tough start to the year stocks largely recouped their losses, with most major indices closing out the quarter roughly where they were at the beginning of the year. After falling to multiyear lows in February, oil prices stabilized as oil-producing nations began taking steps to cap crude production. U.S. economic growth remained positive but unspectacular amid continued improvement in labor markets and upbeat service-sector activity. Headwinds from abroad forced the U.S. Federal Reserve to table its plans to tighten monetary policy, while the Bank of Japan and the European Central Bank continued to ease policy aggressively, perpetuating a lower-for-longer global interest rate environment.

China’s economy — while suffering growing pains linked to its shift from an export-led to a consumer-driven economic model — appeared to stabilize as the first quarter drew to a close. Europe awaits a crucial referendum scheduled for June 23 in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 12/31/2016	2.5%
U.S. Treasury Bonds, 2.875%, 5/15/2043	2.4%
JPMorgan Chase & Co.	2.3%
U.S. Treasury Notes, 1%, 6/30/2019	2.0%
Philip Morris International, Inc.	1.7%
U.S. Treasury Notes, 3.125%, 5/15/2021	1.6%
Wells Fargo & Co.	1.5%
Freddie Mac, 4%, 30 Years	1.4%
Fannie Mae, 4%, 30 Years	1.3%
Johnson & Johnson	1.2%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	1.0%
A	4.2%
BBB	7.2%
BB	0.1%
B (o)	0.0%
CCC (o)	0.0%
C	0.1%
U.S. Government	12.2%
Federal Agencies	10.7%
Not Rated (o)	0.0%
Non-Fixed Income	60.0%
Cash & Cash Equivalents	2.6%
Other (o)	(0.0)%

Equity sectors
Financial Services	13.6%
Health Care	7.9%
Consumer Staples	6.2%
Industrial Goods & Services	5.9%
Technology	4.3%
Utilities & Communications	4.0%
Energy	3.7%
Leisure	3.4%
Retailing	3.3%
Basic Materials	3.1%
Autos & Housing	2.2%
Special Products & Services	1.5%
Transportation	0.9%

Portfolio Composition – continued

Fixed income sectors (i)
U.S. Treasury Securities	12.2%
Investment Grade Corporates	11.2%
Mortgage-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	1.5%
Emerging Markets Bonds	0.7%
Collateralized Debt Obligations	0.4%
Non-U.S. Government Bonds	0.3%
Asset-Backed Securities	0.2%
High Yield Corporates	0.2%
U.S. Government Agencies	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 3/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2015 through March 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Expenses Paid During Period (p) 10/01/15-3/31/16
A	Actual	0.74%	$1,000.00	$1,053.11	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,049.05	$7.63
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,048.87	$7.63
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,053.80	$2.52
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,049.21	$7.63
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,051.62	$5.08
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,053.04	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,053.73	$2.52
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R5	Actual	0.41%	$1,000.00	$1,054.85	$2.11
	Hypothetical (h)	0.41%	$1,000.00	$1,022.95	$2.07
529A	Actual	0.78%	$1,000.00	$1,052.43	$4.00
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
529B	Actual	1.54%	$1,000.00	$1,048.78	$7.89
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77
529C	Actual	1.54%	$1,000.00	$1,048.62	$7.89
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.8%
Honeywell International, Inc.	535,746	$60,030,339
Lockheed Martin Corp.	173,758	38,487,397
Northrop Grumman Corp.	228,780	45,275,562
Orbital ATK, Inc.	34,750	3,021,165
United Technologies Corp.	533,445	53,397,845

		$200,212,308
Airlines - 0.1%
Delta Air Lines, Inc.	144,760	$7,046,917

Alcoholic Beverages - 0.4%
Diageo PLC	955,174	$25,811,708

Automotive - 1.6%
Delphi Automotive PLC	257,056	$19,284,341
General Motors Co.	298,132	9,370,289
Harley-Davidson, Inc.	136,906	7,027,385
Hyundai Motor Co.	74,722	9,964,240
Johnson Controls, Inc.	621,827	24,232,598
Kia Motors Corp.	369,295	15,597,192
LKQ Corp. (a)	301,856	9,638,262
Magna International, Inc.	396,269	17,034,609

		$112,148,916
Biotechnology - 0.2%
Celgene Corp. (a)	57,090	$5,714,138
Gilead Sciences, Inc.	98,596	9,057,029

		$14,771,167
Broadcasting - 1.2%
Omnicom Group, Inc.	382,202	$31,810,672
Time Warner, Inc.	433,745	31,468,200
Twenty-First Century Fox, Inc.	320,339	8,931,051
Viacom, Inc., “B”	130,269	5,377,504
Walt Disney Co.	102,803	10,209,366

		$87,796,793
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	72,166	$24,577,575
Blackstone Group LP	195,715	5,489,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - continued
Franklin Resources, Inc.	559,081	$21,832,113
NASDAQ, Inc.	222,999	14,802,674

		$66,702,168
Business Services - 1.5%
Accenture PLC, “A”	561,536	$64,801,254
Equifax, Inc.	27,563	3,150,175
Fidelity National Information Services, Inc.	186,983	11,837,894
Fiserv, Inc. (a)	67,007	6,873,578
Global Payments, Inc.	288,509	18,839,638

		$105,502,539
Cable TV - 1.5%
Comcast Corp., “A”	1,192,851	$72,859,339
Time Warner Cable, Inc.	169,154	34,612,291

		$107,471,630
Chemicals - 2.4%
3M Co.	316,574	$52,750,726
Celanese Corp.	145,164	9,508,242
E.I. du Pont de Nemours & Co.	279,071	17,670,776
LyondellBasell Industries N.V., “A”	300,616	25,726,717
Monsanto Co.	57,146	5,013,990
PPG Industries, Inc.	521,311	58,120,963

		$168,791,414
Computer Software - 1.0%
CA, Inc.	280,226	$8,628,159
Microsoft Corp.	487,413	26,919,820
Oracle Corp.	604,966	24,749,159
Sabre Corp.	427,572	12,365,382

		$72,662,520
Computer Software - Systems - 0.9%
Apple, Inc.	124,089	$13,524,460
Hewlett Packard Enterprise	376,480	6,674,990
International Business Machines Corp.	226,225	34,261,776
Seagate Technology PLC	172,007	5,925,641

		$60,386,867
Construction - 0.6%
Bellway PLC	74,835	$2,819,247
Owens Corning	477,967	22,598,280
Stanley Black & Decker, Inc.	131,937	13,881,092

		$39,298,619

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.5%
Kimberly-Clark Corp.	89,164	$11,993,450
Newell Rubbermaid, Inc. (l)	106,425	4,713,563
Procter & Gamble Co.	83,954	6,910,254
Reckitt Benckiser Group PLC	92,817	8,971,656

		$32,588,923
Containers - 0.1%
Crown Holdings, Inc. (a)	143,665	$7,124,347

Electrical Equipment - 1.5%
Danaher Corp.	661,973	$62,794,759
Pentair PLC	222,202	12,056,681
Tyco International PLC	773,961	28,412,108

		$103,263,548
Electronics - 1.1%
Analog Devices, Inc.	78,077	$4,621,378
Intel Corp.	267,391	8,650,099
Maxim Integrated Products, Inc.	208,164	7,656,272
Microchip Technology, Inc.	144,018	6,941,668
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	833,730	21,843,726
Texas Instruments, Inc.	517,958	29,741,148

		$79,454,291
Energy - Independent - 1.9%
Anadarko Petroleum Corp.	234,170	$10,905,297
California Resources Corp.	9,617	9,906
Canadian Natural Resources Ltd.	177,900	4,803,300
EOG Resources, Inc.	304,411	22,094,150
EQT Corp.	140,901	9,477,001
Hess Corp.	203,255	10,701,376
Marathon Petroleum Corp.	257,480	9,573,106
Noble Energy, Inc.	303,253	9,525,177
Occidental Petroleum Corp.	289,894	19,837,446
Valero Energy Corp.	534,127	34,258,906

		$131,185,665
Energy - Integrated - 1.4%
BP PLC	2,967,432	$14,923,302
Chevron Corp.	389,192	37,128,917
Exxon Mobil Corp.	519,557	43,429,770

		$95,481,989

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.4%
Archer Daniels Midland Co.	846,988	$30,754,134
Coca-Cola Co.	205,085	9,513,893
Danone S.A.	262,997	18,707,010
Dean Foods Co.	148,310	2,568,729
General Mills, Inc.	634,183	40,175,493
J.M. Smucker Co.	22,928	2,976,972
Kellogg Co.	154,188	11,803,091
McCormick & Co., Inc.	66,999	6,665,061
Mondelez International, Inc.	223,050	8,948,766
Nestle S.A.	472,571	35,311,972

		$167,425,121
Food & Drug Stores - 1.3%
CVS Health Corp.	720,640	$74,751,987
Kroger Co.	258,410	9,884,183
Lawson, Inc.	64,800	5,423,751

		$90,059,921
Gaming & Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	221,510	$4,988,405

General Merchandise - 1.0%
Kohl’s Corp.	189,810	$8,847,044
Target Corp.	745,727	61,358,418

		$70,205,462
Health Maintenance Organizations - 0.2%
Cigna Corp.	97,968	$13,445,128

Insurance - 3.9%
Aon PLC	336,507	$35,148,156
Chubb Ltd.	445,289	53,056,184
MetLife, Inc.	1,418,059	62,309,512
Prudential Financial, Inc.	487,716	35,222,850
Suncorp Group Ltd.	983,004	8,974,443
Travelers Cos., Inc.	381,058	44,473,279
Validus Holdings Ltd.	441,680	20,842,879
Zurich Insurance Group AG	73,329	17,029,136

		$277,056,439
Internet - 0.5%
Alphabet, Inc., “A” (a)	12,352	$9,423,341
Facebook, Inc., “A” (a)	231,173	26,376,839

		$35,800,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	378,554	$12,810,267
Electronic Arts, Inc. (a)	45,989	3,040,333
Take-Two Interactive Software, Inc. (a)	196,590	7,405,545

		$23,256,145
Machinery & Tools - 1.5%
Allison Transmission Holdings, Inc.	629,115	$16,973,523
Caterpillar, Inc.	114,868	8,791,997
Cummins, Inc.	128,895	14,170,716
Deere & Co.	158,614	12,211,692
Eaton Corp. PLC	376,799	23,572,545
Illinois Tool Works, Inc.	274,523	28,122,136
Ingersoll-Rand Co. Ltd., “A”	65,865	4,084,289

		$107,926,898
Major Banks - 6.2%
Bank of America Corp.	1,098,698	$14,854,397
Bank of New York Mellon Corp.	960,254	35,366,155
BNP Paribas	100,370	5,051,553
BOC Hong Kong Holdings Ltd.	1,373,000	4,097,398
Goldman Sachs Group, Inc.	270,276	42,427,926
HSBC Holdings PLC	1,188,566	7,407,011
JPMorgan Chase & Co.	2,687,192	159,135,510
Morgan Stanley	353,699	8,846,012
PNC Financial Services Group, Inc.	210,601	17,810,527
State Street Corp.	394,685	23,096,966
Sumitomo Mitsui Financial Group, Inc.	369,500	11,202,044
Wells Fargo & Co.	2,187,903	105,806,989

		$435,102,488
Medical & Health Technology & Services - 0.4%
Community Health Systems, Inc. (a)	373,473	$6,912,985
Express Scripts Holding Co. (a)	133,792	9,190,172
McKesson Corp.	67,511	10,616,105

		$26,719,262
Medical Equipment - 2.5%
Abbott Laboratories	848,444	$35,490,413
Cooper Cos., Inc.	91,597	14,103,190
Medtronic PLC	650,766	48,807,450
St. Jude Medical, Inc.	362,270	19,924,850
Thermo Fisher Scientific, Inc.	319,852	45,287,845
Zimmer Biomet Holdings, Inc.	124,646	13,291,003

		$176,904,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.2%
BHP Billiton PLC	611,266	$6,872,442
Rio Tinto PLC	282,950	7,946,896

		$14,819,338
Natural Gas - Distribution - 0.1%
Engie	593,345	$9,209,281

Natural Gas - Pipeline - 0.2%
Enterprise Products Partners LP	177,806	$4,377,584
Williams Partners LP	364,710	7,458,320

		$11,835,904
Network & Telecom - 0.8%
Cisco Systems, Inc.	1,428,352	$40,665,181
Motorola Solutions, Inc.	195,180	14,775,126

		$55,440,307
Oil Services - 0.5%
Baker Hughes, Inc.	21,395	$937,743
National Oilwell Varco, Inc.	212,572	6,610,989
Noble Corp. PLC	370,717	3,836,921
Schlumberger Ltd.	283,706	20,923,318

		$32,308,971
Other Banks & Diversified Financials - 2.0%
American Express Co.	383,123	$23,523,752
BB&T Corp.	525,117	17,470,643
Citigroup, Inc.	395,156	16,497,763
Discover Financial Services	289,665	14,749,742
SunTrust Banks, Inc.	157,112	5,668,601
U.S. Bancorp	621,585	25,230,135
UBS Group AG	812,825	13,094,128
Visa, Inc., “A”	272,444	20,836,517

		$137,071,281
Pharmaceuticals - 4.5%
Allergan PLC (a)	58,503	$15,680,559
Bayer AG	64,629	7,596,820
Bristol-Myers Squibb Co.	446,091	28,496,293
Eli Lilly & Co.	601,901	43,342,891
Endo International PLC (a)	227,724	6,410,431
Johnson & Johnson	777,724	84,149,737
Merck & Co., Inc.	1,400,481	74,099,450
Novartis AG	48,519	3,517,003

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Pfizer, Inc.	1,420,709	$42,109,815
Roche Holding AG	13,920	3,426,617
Teva Pharmaceutical Industries Ltd., ADR	114,920	6,149,369

		$314,978,985
Printing & Publishing - 0.0%
McGraw-Hill Cos., Inc.	27,944	$2,765,897
Time, Inc.	15,019	231,893

		$2,997,790
Railroad & Shipping - 0.4%
Canadian National Railway Co.	125,827	$7,859,154
Union Pacific Corp.	247,427	19,682,818

		$27,541,972
Real Estate - 0.6%
Hospitality Properties Trust, REIT	228,696	$6,074,166
Medical Properties Trust, Inc., REIT	680,453	8,832,280
Mid-America Apartment Communities, Inc., REIT	157,778	16,126,489
Starwood Property Trust, Inc., REIT	303,369	5,742,775
Store Capital Corp., REIT	178,490	4,619,321

		$41,395,031
Restaurants - 0.2%
Aramark	307,672	$10,190,097
YUM! Brands, Inc.	65,063	5,325,407

		$15,515,504
Specialty Chemicals - 0.4%
Axalta Coating Systems Ltd. (a)	399,006	$11,650,975
Marine Harvest A.S.A.	631,751	9,734,281
Praxair, Inc.	51,916	5,941,786

		$27,327,042
Specialty Stores - 1.0%
Abercrombie & Fitch Co., “A”	238,480	$7,521,659
Advance Auto Parts, Inc.	29,212	4,683,852
Amazon.com, Inc. (a)	60,109	35,683,107
American Eagle Outfitters, Inc.	1,374,050	22,905,414
Bed Bath & Beyond, Inc. (a)	49,793	2,471,725

		$73,265,757
Telecommunications - Wireless - 0.0%
Vodafone Group PLC	1,058,762	$3,363,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.6%
AT&T, Inc.	205,077	$8,032,866
Frontier Communications Corp.	1,326,116	7,412,988
TDC A.S.	1,117,268	5,468,190
Telefonica Brasil S.A., ADR	776,613	9,699,896
Verizon Communications, Inc.	1,536,161	83,075,587

		$113,689,527
Tobacco - 2.6%
Altria Group, Inc.	748,353	$46,891,799
Japan Tobacco, Inc.	187,800	7,826,043
Philip Morris International, Inc.	1,201,245	117,854,147
Reynolds American, Inc.	154,133	7,754,431

		$180,326,420
Trucking - 0.4%
United Parcel Service, Inc., “B”	298,375	$31,469,611

Utilities - Electric Power - 1.7%
American Electric Power Co., Inc.	411,418	$27,318,155
Duke Energy Corp.	226,583	18,280,716
Exelon Corp.	843,140	30,235,000
PPL Corp.	751,514	28,610,138
Public Service Enterprise Group, Inc.	199,831	9,420,033
Xcel Energy, Inc.	80,511	3,366,970

		$117,231,012
Total Common Stocks (Identified Cost, $3,124,092,831)		$4,156,379,933

Bonds - 37.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$3,479,910

Asset-Backed & Securitized - 2.1%
Atrium CDO Corp., FRN, 1.718%, 11/16/2022 (z)	$3,217,630	$3,196,118
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.035%, 12/28/2040 (z)	5,264,459	3,804,930
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	305,538	65,691
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.916%, 1/30/2025 (n)	5,792,000	5,727,135
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	5,466,764	5,573,384
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,281,033
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,297,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	$11,000,000	$11,899,898
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	8,671,649	8,945,264
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,814,303
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.722%, 7/15/2025 (n)	7,443,000	7,313,455
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	3,369,000	3,413,167
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	3,092,000	3,119,946
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.8%, 1/19/2025 (n)	5,676,137	5,592,283
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,837,485	1,745,205
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,169,234
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.769%, 4/25/2025 (n)	6,757,000	6,630,475
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051	293,326	292,953
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.743%, 6/15/2049	13,257,080	13,561,211
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/2050	194,370	194,194
Morgan Stanley Capital I, Inc., FRN, 0.758%, 11/15/2030 (i)(n)	10,835,418	153,256
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	4,130,333	3,346,867
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.946%, 2/15/2051	8,802,401	9,069,899
Wachovia Bank Commercial Mortgage Trust, FRN, 5.703%, 6/15/2049	13,568,423	13,881,831
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,677,764

		$148,766,992
Automotive - 0.2%
General Motors Financial Co., Inc., 5.25%, 3/01/2026	$3,195,000	$3,341,734
Nissan Motor Acceptance Corp., 2.35%, 3/04/2019 (n)	2,097,000	2,131,206
Toyota Motor Credit Corp., 3.4%, 9/15/2021	4,890,000	5,251,596
Volkswagen International Finance N.V., 2.375%, 3/22/2017 (n)	4,856,000	4,876,784

		$15,601,320
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$3,000,000	$3,361,659
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,274,065

		$6,635,724

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.3%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$5,903,000	$7,900,439
Grupo Televisa S.A.B., 5%, 5/13/2045	1,839,000	1,691,209
The Walt Disney Co., 3%, 2/13/2026	9,850,000	10,414,523

		$20,006,171
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,359,000	$2,408,676
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,365,300

		$9,773,976
Cable TV - 0.2%
CCO Safari II LLC, 4.908%, 7/23/2025 (n)	$5,325,000	$5,616,895
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,108,531

		$14,725,426
Computer Software - Systems - 0.2%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,932,308
Apple, Inc., 3.85%, 5/04/2043	2,060,000	2,002,983

		$11,935,291
Conglomerates - 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023	$956,000	$1,012,326
General Electric Capital Corp., FRN, 1.237%, 1/09/2020	4,530,000	4,531,771

		$5,544,097
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$7,747,000	$8,034,499
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,304,086

		$14,338,585
Consumer Services - 0.1%
Visa, Inc., 3.15%, 12/14/2025	$9,366,000	$9,776,933

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	$5,880,000	$6,131,611
Petroleos Mexicanos, 3.125%, 1/23/2019	2,358,000	2,336,778
Petroleos Mexicanos, 8%, 5/03/2019	4,145,000	4,617,323
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	680,916	695,059
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	5,329,000	5,468,220

		$19,248,991
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/2025	$551,000	$724,565
United Mexican States, 4.75%, 3/08/2044	7,817,000	7,797,458

		$8,522,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$3,836,000	$4,020,032
Hess Corp., 8.125%, 2/15/2019	1,740,000	1,911,731

		$5,931,763
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,816,290
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,427,997
Chevron Corp., 0.788%, 11/15/2017	11,906,000	11,849,863
Husky Energy, Inc., 7.25%, 12/15/2019	4,453,000	4,921,928
Petro-Canada, 6.05%, 5/15/2018	9,475,000	10,021,044
Total Capital International S.A., 1.55%, 6/28/2017	3,893,000	3,908,331
Total Capital International S.A., 3.75%, 4/10/2024	6,370,000	6,702,387

		$44,647,840
Financial Institutions - 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	$2,488,000	$2,654,932

Food & Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$12,524,711
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	8,648,991
Diageo Capital PLC, 2.625%, 4/29/2023	6,190,000	6,283,605
J.M. Smucker Co., 3.5%, 3/15/2025	4,232,000	4,411,551
Kraft Foods Group, Inc., 3.5%, 6/06/2022	2,361,000	2,481,753
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,425,090
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,414,270

		$40,189,971
Food & Drug Stores - 0.3%
CVS Health Corp., 3.875%, 7/20/2025	$9,168,000	$9,893,418
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	5,935,000	6,111,418
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	2,991,000	2,904,644

		$18,909,480
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	$7,000,000	$7,286,559

Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,502,224
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	7,990,464

		$19,492,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.2%
Anthem, Inc., 3.3%, 1/15/2023	$3,410,000	$3,447,507
UnitedHealth Group, Inc., 3.75%, 7/15/2025	9,796,000	10,555,023

		$14,002,530
Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,263,676
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	3,278,000	3,378,461
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,914,873
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	2,925,000	2,873,813

		$15,430,823
International Market Quasi-Sovereign - 0.3%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$8,073,520
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	10,234,626

		$18,308,146
International Market Sovereign - 0.0%
Republic of Iceland, 4.875%, 6/16/2016 (n)	$1,807,000	$1,815,524

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,594,853

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,706,102

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/2017 (n)	$5,970,000	$6,197,093

Major Banks - 1.7%
Bank of America Corp., 5.49%, 3/15/2019	$4,135,000	$4,506,497
Bank of America Corp., 7.625%, 6/01/2019	3,980,000	4,631,828
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,383,978
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,288,811
BNP Paribas, 7.195% to 6/25/2037, FRN to 6/29/2049 (n)	3,200,000	3,456,000
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	3,930,000	4,315,278
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,567,000	2,759,525
Goldman Sachs Group, Inc., 5.625%, 1/15/2017	7,504,000	7,741,592
ING Bank N.V., 3.75%, 3/07/2017 (n)	4,761,000	4,866,885
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,797,474
JPMorgan Chase & Co., 6.3%, 4/23/2019	6,750,000	7,633,906
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	8,177,757
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	6,387,000	6,643,502
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,838,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 6.625%, 4/01/2018	$11,740,000	$12,826,361
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,073,121
PNC Funding Corp., 5.625%, 2/01/2017	6,510,000	6,733,280
Wells Fargo & Co., 2.1%, 5/08/2017	6,600,000	6,675,266
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	3,543,000	3,590,611

		$120,940,454
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 6.375%, 8/01/2019	$6,240,000	$7,110,892
Becton, Dickinson and Co., 2.675%, 12/15/2019	4,190,000	4,292,638
Express Scripts Holding Co., 2.65%, 2/15/2017	7,200,000	7,294,032
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	5,980,000	6,062,243

		$24,759,805
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/2035	$7,267,000	$7,867,450
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	9,244,113

		$17,111,563
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$5,930,000	$4,017,575

Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$8,897,061
Energy Transfer Partners LP, 3.6%, 2/01/2023	3,288,000	2,852,376
Energy Transfer Partners LP, 4.9%, 2/01/2024	2,630,000	2,392,603
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,679,492
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,365,855
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	2,520,000	2,634,768
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	1,888,000	1,653,054
Spectra Energy Capital LLC, 8%, 10/01/2019	5,327,000	5,856,669

		$35,331,878
Mortgage-Backed - 10.5%
Fannie Mae, 3.99%, 7/01/2021	$645,907	$709,831
Fannie Mae, 2.62%, 5/01/2023	664,270	689,960
Fannie Mae, 3%, 10/01/2030	10,835,279	11,324,266
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	19,038,958	20,386,750
Fannie Mae, 3.5%, 7/01/2043	9,789,377	10,282,967
Fannie Mae, 5.75%, 7/01/2016	1,207,080	1,206,926
Fannie Mae, 5.05%, 1/01/2017	2,271,913	2,299,490
Fannie Mae, 6%, 1/01/2017 - 7/01/2037	15,296,435	17,496,072
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	30,325,041	34,122,598
Fannie Mae, 3.8%, 2/01/2018	747,262	775,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.91%, 2/01/2018	$1,111,221	$1,153,857
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	19,907,630	22,013,112
Fannie Mae, 4.5%, 6/01/2018 - 4/01/2044	40,951,527	44,639,877
Fannie Mae, 3.86%, 7/01/2018	1,022,332	1,075,626
Fannie Mae, 2.578%, 9/25/2018	3,909,616	3,996,664
Fannie Mae, 4.6%, 9/01/2019	734,885	803,183
Fannie Mae, 4.449%, 1/01/2021	1,027,432	1,131,810
Fannie Mae, 2.67%, 3/01/2022	928,704	966,778
Fannie Mae, 2.73%, 4/01/2023	664,602	694,731
Fannie Mae, 2.41%, 5/01/2023	1,007,892	1,033,980
Fannie Mae, 2.55%, 5/01/2023	949,500	982,180
Fannie Mae, 2.59%, 5/01/2023	994,328	1,030,958
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	14,557,713	15,236,011
Fannie Mae, 2.5%, 2/01/2028 - 5/01/2030	5,182,354	5,360,406
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	5,946,288	6,923,109
Fannie Mae, 4%, 12/01/2040 - 2/01/2045	68,590,745	73,425,161
Fannie Mae, 3.5%, 11/01/2041 - 8/01/2043	16,002,876	16,850,064
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	34,542,463	36,282,712
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	21,528,287	22,994,208
Freddie Mac, 6%, 4/01/2016 - 6/01/2037	8,885,381	10,055,477
Freddie Mac, 5%, 12/01/2017 - 7/01/2039	10,505,044	11,521,926
Freddie Mac, 3.154%, 2/25/2018	672,613	692,566
Freddie Mac, 2.412%, 8/25/2018	1,961,798	2,008,153
Freddie Mac, 4.5%, 1/01/2019 - 2/01/2041	8,332,777	8,974,849
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	8,242,921	9,205,013
Freddie Mac, 5.085%, 3/25/2019	6,789,000	7,434,035
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,137,013
Freddie Mac, 1.869%, 11/25/2019	2,200,000	2,233,567
Freddie Mac, 2.313%, 3/25/2020	624,000	642,902
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,435,835
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,886,490
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,394,134
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,566,412
Freddie Mac, 2.682%, 10/25/2022	1,960,000	2,048,140
Freddie Mac, 2.51%, 11/25/2022	3,050,000	3,153,510
Freddie Mac, 3.111%, 2/25/2023	4,920,000	5,264,170
Freddie Mac, 3.32%, 2/25/2023	1,059,000	1,147,229
Freddie Mac, 3.25%, 4/25/2023	5,681,000	6,130,904
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,870,370
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,212,942
Freddie Mac, 2.67%, 12/25/2024	3,612,000	3,719,540
Freddie Mac, 3%, 11/01/2030 - 7/01/2043	42,663,812	44,115,864
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	3,684,041	4,260,707

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4%, 11/01/2040 - 11/01/2043	$20,909,644	$22,361,836
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2045	66,735,998	70,027,670
Freddie Mac, TBA, 4%, 4/01/2046	46,983,000	50,143,340
Ginnie Mae, 4%, 2/20/2042	3,176,870	3,417,597
Ginnie Mae, 3%, 2/15/2043 - 6/20/2043	10,178,386	10,568,873
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	5,255,111	6,103,282
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	4,871,898	5,531,169
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	12,586,677	13,775,739
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,593,222	1,780,430
Ginnie Mae, 4%, 1/20/2041 - 4/20/2041	11,024,415	11,881,217
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	33,294,826	35,263,659
Ginnie Mae, 3%, 7/20/2043	4,124,627	4,281,222

		$738,136,300
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,162,316
AT&T, Inc., 3.4%, 5/15/2025	6,074,000	6,088,231
Verizon Communications, Inc., 6.4%, 9/15/2033	7,225,000	8,886,743
Verizon Communications, Inc., 6.55%, 9/15/2043	5,466,000	7,199,963

		$28,337,253
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,085,000	$6,478,687
Valero Energy Corp., 4.9%, 3/15/2045	4,000,000	3,571,536

		$10,050,223
Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 9/12/2016	$6,317,000	$6,425,716
Banco de Credito del Peru, 5.375%, 9/16/2020	4,872,000	5,310,480
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,364,409
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,249,827
Capital One Financial Corp., 6.15%, 9/01/2016	8,680,000	8,856,195
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	11,046,399
Discover Bank, 4.2%, 8/08/2023	4,000,000	4,181,096
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	5,168,000	6,386,769
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,558,617
Swedbank AB, 2.125%, 9/29/2017 (n)	1,317,000	1,328,142
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,097,502

		$63,805,152
Pharmaceuticals - 0.8%
AbbVie, Inc., 3.6%, 5/14/2025	$4,236,000	$4,446,601
Actavis Funding SCS, 3%, 3/12/2020	1,375,000	1,413,786
Actavis Funding SCS, 4.85%, 6/15/2044	3,997,000	4,256,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC, 3%, 10/08/2021 (n)	$9,000,000	$9,414,450
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,911,777
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	6,838,000	7,539,428
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,862,000	1,997,807
Gilead Sciences, Inc., 3.5%, 2/01/2025	14,207,000	14,984,194
Roche Holdings, Inc., 6%, 3/01/2019 (n)	1,495,000	1,698,102
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/2021	3,299,000	3,438,191

		$53,100,893
Real Estate - Apartment - 0.0%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$3,113,000	$3,463,844

Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$4,146,000	$4,527,859

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	$4,500,000	$4,954,140

Retailers - 0.4%
Dollar General Corp., 4.15%, 11/01/2025	$5,000,000	$5,253,230
Gap, Inc., 5.95%, 4/12/2021	3,740,000	4,052,069
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,087,020
Wal-Mart Stores, Inc., 5.25%, 9/01/2035	12,347,000	15,293,587

		$26,685,906
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/2024	$8,000,000	$8,658,088

Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/2017	$3,322,000	$3,332,096

Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$5,960,000	$5,960,103
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	3,852,000	4,250,051
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,184,924
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	9,496,223
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,400,304

		$24,291,605
Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/2022	$3,375,000	$3,486,216
B.A.T. International Finance PLC, 3.25%, 6/07/2022 (n)	2,950,000	3,123,776
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	6,137,000	6,308,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 4.45%, 6/12/2025	$13,773,000	$15,153,633

		$28,072,522
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,138,838

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 4.35%, 7/01/2023	$294,965	$312,414
Small Business Administration, 4.77%, 4/01/2024	792,449	848,636
Small Business Administration, 5.18%, 5/01/2024	1,515,006	1,651,722
Small Business Administration, 5.52%, 6/01/2024	676,939	743,623
Small Business Administration, 4.99%, 9/01/2024	1,182,800	1,285,182
Small Business Administration, 4.95%, 3/01/2025	993,402	1,077,721

		$5,919,298
U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds, 8.5%, 2/15/2020	$2,148,000	$2,756,488
U.S. Treasury Bonds, 6%, 2/15/2026	1,524,000	2,108,360
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,359,700
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	7,268,498
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,724,836
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	36,993,751
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,587,296
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,828,879
U.S. Treasury Bonds, 2.875%, 5/15/2043	155,466,500	163,816,761
U.S. Treasury Notes, 0.875%, 12/31/2016	176,031,000	176,409,115
U.S. Treasury Notes, 0.75%, 6/30/2017	19,439,000	19,457,234
U.S. Treasury Notes, 4.75%, 8/15/2017	2,870,000	3,027,626
U.S. Treasury Notes, 3.75%, 11/15/2018	4,535,000	4,882,744
U.S. Treasury Notes, 3.125%, 5/15/2019	52,370,000	55,976,565
U.S. Treasury Notes, 1%, 6/30/2019	138,622,000	138,995,586
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	60,394,342
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	108,767,863
U.S. Treasury Notes, 2.5%, 8/15/2023	51,706,000	55,101,223

		$854,456,867
Utilities - Electric Power - 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,788,251
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	6,087,702
MidAmerican Funding LLC, 6.927%, 3/01/2029	2,785,000	3,700,989
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,639,058
Pacific Gas & Electric Co., 4.6%, 6/15/2043	4,920,000	5,354,406
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,900,440
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,019,163
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,251,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Southern Co., 2.15%, 9/01/2019	$7,000,000	$7,032,354
Waterford 3 Funding Corp., 8.09%, 1/02/2017	2,403,358	2,400,860

		$47,175,159
Total Bonds (Identified Cost, $2,515,670,313)		$2,613,791,061

Preferred Stocks - 0.1%
Telephone Services - 0.1%
Telecom Italia S.p.A. (Identified Cost, $4,341,722)	6,259,102	$5,484,119

Convertible Preferred Stocks - 0.8%
Food & Beverages - 0.4%
Tyson Foods, Inc., 4.75%	414,550	$30,875,684

Pharmaceuticals - 0.1%
Allergan PLC, 5.5%	8,365	$7,688,606

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	41,668	$4,350,139

Utilities - Electric Power - 0.2%
Exelon Corp., 6.5%	298,266	$14,683,635
Total Convertible Preferred Stocks (Identified Cost, $48,749,554)		$57,598,064

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	186,373,455	$186,373,455

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a) (Identified Cost, $0)	$41.40	1/04/16	11,915	$24,426

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.44%, at Cost and Net Asset Value (j)	4,357,581	$4,357,581
Total Investments (Identified Cost, $5,883,585,456)		$7,024,008,639

Other Assets, Less Liabilities - 0.1%		5,332,482
Net Assets - 100.0%		$7,029,341,121

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $192,117,072, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.718%, 11/16/2022	2/03/16-2/04/16	$3,206,544	$3,196,118
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.035%, 12/28/2040	3/01/06	5,264,459	3,804,930
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	298,170	65,691
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	6,079,159	6,308,897
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,297,672	5,468,220
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,087,302	7,097,502
Total Restricted Securities			$25,941,358
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $5,697,212,001)	$6,837,635,184
Underlying affiliated funds, at cost and value	186,373,455
Total investments, at value, including $4,241,698 of securities on loan (identified cost, $5,883,585,456)	$7,024,008,639
Cash	506,170
Receivables for
Investments sold	61,711,827
TBA sale commitments	4,730,822
Fund shares sold	11,494,352
Interest and dividends	24,758,120
Other assets	51,079
Total assets	$7,127,261,009
Liabilities
Payables for
Distributions	$948,038
Investments purchased	27,332,324
TBA purchase commitments	54,660,420
Fund shares reacquired	7,865,607
Collateral for securities loaned, at value	4,357,581
Payable to affiliates
Investment adviser	137,549
Shareholder servicing costs	2,269,742
Distribution and service fees	103,640
Program manager fees	83
Payable for independent Trustees’ compensation	95,668
Accrued expenses and other liabilities	149,236
Total liabilities	$97,919,888
Net assets	$7,029,341,121
Net assets consist of
Paid-in capital	$5,917,075,887
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,140,475,340
Accumulated net realized gain (loss) on investments and foreign currency	(25,769,448)
Accumulated distributions in excess of net investment income	(2,440,658)
Net assets	$7,029,341,121
Shares of beneficial interest outstanding	401,119,204

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,633,600,570	264,671,150	$17.51
Class B	206,301,413	11,770,429	17.53
Class C	1,026,016,625	58,274,500	17.61
Class I	231,933,499	13,250,133	17.50
Class R1	14,556,708	832,432	17.49
Class R2	181,311,712	10,326,838	17.56
Class R3	309,281,635	17,654,627	17.52
Class R4	265,417,343	15,147,432	17.52
Class R5	130,677,112	7,464,086	17.51
Class 529A	19,684,172	1,127,108	17.46
Class 529B	1,619,940	92,432	17.53
Class 529C	8,940,392	508,037	17.60

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.58 [100 / 94.25 x $17.51] and $18.53 [100 / 94.25 x $17.46], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$53,166,746
Interest	40,968,862
Dividends from underlying affiliated funds	180,737
Foreign taxes withheld	(376,759)
Total investment income	$93,939,586
Expenses
Management fee	$11,933,606
Distribution and service fees	12,601,695
Shareholder servicing costs	3,951,084
Program manager fees	14,510
Administrative services fee	319,118
Independent Trustees’ compensation	51,093
Custodian fee	142,619
Shareholder communications	136,554
Audit and tax fees	40,452
Legal fees	30,859
Miscellaneous	178,487
Total expenses	$29,400,077
Fees paid indirectly	(525)
Reduction of expenses by investment adviser and distributor	(126,541)
Net expenses	$29,273,011
Net investment income	$64,666,575
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$47,912,460
Foreign currency	(28,325)
Net realized gain (loss) on investments and foreign currency	$47,884,135
Change in unrealized appreciation (depreciation)
Investments	$236,100,620
Translation of assets and liabilities in foreign currencies	136,359
Net unrealized gain (loss) on investments and foreign currency translation	$236,236,979
Net realized and unrealized gain (loss) on investments and foreign currency	$284,121,114
Change in net assets from operations	$348,787,689

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/16 (unaudited)	Year ended 9/30/15
From operations
Net investment income	$64,666,575	$155,522,254
Net realized gain (loss) on investments and foreign currency	47,884,135	224,577,571
Net unrealized gain (loss) on investments and foreign currency translation	236,236,979	(383,746,630)
Change in net assets from operations	$348,787,689	$(3,646,805)
Distributions declared to shareholders
From net investment income	$(98,108,332)	$(135,077,976)
From net realized gain on investments	(198,221,380)	(162,130,845)
Total distributions declared to shareholders	$(296,329,712)	$(297,208,821)
Change in net assets from fund share transactions	$278,212,911	$221,960,513
Total change in net assets	$330,670,888	$(78,895,113)
Net assets
At beginning of period	6,698,670,233	6,777,565,346
At end of period (including accumulated distributions in excess of net investment income of $2,440,658 and undistributed net investment income of $31,001,099, respectively)	$7,029,341,121	$6,698,670,233

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.38		$18.16	$16.77	$15.19	$13.18	$13.46
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.43	$0.38	$0.34	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.40)	1.53	1.60	2.04	(0.28)
Total from investment operations	$0.90		$0.03	$1.91	$1.94	$2.38	$0.04
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.38)	$(0.38)	$(0.36)	$(0.37)	$(0.32)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.77)		$(0.81)	$(0.52)	$(0.36)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$17.51		$17.38	$18.16	$16.77	$15.19	$13.18
Total return (%) (r)(s)(t)(x)	5.31	(n)	0.01	11.55	12.93	18.21	0.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.74	0.73	0.75	0.77	0.79
Expenses after expense reductions (f)	0.74	(a)	0.74	0.73	0.75	0.77	0.79
Net investment income	2.01	(a)	2.35	2.13	2.11	2.33	2.28
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$4,633,601		$4,492,707	$4,621,662	$4,399,349	$4,152,753	$3,898,883

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.40		$18.18	$16.78	$15.20	$13.19	$13.47
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.24	$0.22	$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.41)	1.55	1.60	2.04	(0.29)
Total from investment operations	$0.83		$(0.12)	$1.79	$1.82	$2.27	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.23)	$(0.25)	$(0.24)	$(0.26)	$(0.21)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.66)	$(0.39)	$(0.24)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$17.53		$17.40	$18.18	$16.78	$15.20	$13.19
Total return (%) (r)(s)(t)(x)	4.91	(n)	(0.75)	10.75	12.05	17.30	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.49	1.48	1.50	1.52	1.52
Expenses after expense reductions (f)	1.49	(a)	1.49	1.48	1.50	1.52	1.52
Net investment income	1.26	(a)	1.56	1.38	1.36	1.59	1.55
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$206,301		$208,889	$248,181	$272,887	$338,115	$394,233

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.48		$18.25	$16.86	$15.27	$13.25	$13.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.25	$0.22	$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.39)	1.53	1.61	2.05	(0.29)
Total from investment operations	$0.83		$(0.10)	$1.78	$1.83	$2.28	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.24)	$(0.25)	$(0.24)	$(0.26)	$(0.21)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.67)	$(0.39)	$(0.24)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$17.61		$17.48	$18.25	$16.86	$15.27	$13.25
Total return (%) (r)(s)(t)(x)	4.89	(n)	(0.68)	10.65	12.08	17.31	(0.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.49	1.48	1.50	1.52	1.52
Expenses after expense reductions (f)	1.49	(a)	1.49	1.48	1.50	1.52	1.52
Net investment income	1.26	(a)	1.60	1.38	1.35	1.58	1.56
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$1,026,017		$965,137	$930,405	$836,471	$769,540	$734,645

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.38		$18.15	$16.77	$15.19	$13.18	$13.46
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.47	$0.42	$0.38	$0.37	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(0.39)	1.53	1.60	2.05	(0.28)
Total from investment operations	$0.91		$0.08	$1.95	$1.98	$2.42	$0.08
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.42)	$(0.43)	$(0.40)	$(0.41)	$(0.36)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(0.85)	$(0.57)	$(0.40)	$(0.41)	$(0.36)
Net asset value, end of period (x)	$17.50		$17.38	$18.15	$16.77	$15.19	$13.18
Total return (%) (r)(s)(x)	5.38	(n)	0.31	11.76	13.21	18.50	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.49	0.48	0.50	0.52	0.52
Expenses after expense reductions (f)	0.49	(a)	0.49	0.48	0.50	0.52	0.52
Net investment income	2.26	(a)	2.56	2.37	2.35	2.59	2.57
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$231,933		$213,734	$226,527	$160,246	$121,687	$109,575

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.36		$18.14	$16.75	$15.18	$13.17	$13.45
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.28	$0.25	$0.22	$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.39)	1.53	1.59	2.04	(0.29)
Total from investment operations	$0.83		$(0.11)	$1.78	$1.81	$2.27	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.24)	$(0.25)	$(0.24)	$(0.26)	$(0.21)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.67)	$(0.39)	$(0.24)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$17.49		$17.36	$18.14	$16.75	$15.18	$13.17
Total return (%) (r)(s)(x)	4.92	(n)	(0.75)	10.72	12.02	17.36	(0.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.49	1.48	1.50	1.52	1.52
Expenses after expense reductions (f)	1.49	(a)	1.49	1.48	1.50	1.52	1.52
Net investment income	1.26	(a)	1.56	1.38	1.36	1.58	1.56
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$14,557		$13,964	$16,905	$16,134	$17,900	$15,441

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.43		$18.21	$16.81	$15.23	$13.22	$13.50
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.39	$0.33	$0.30	$0.30	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		(0.41)	1.55	1.60	2.04	(0.28)
Total from investment operations	$0.88		$(0.02)	$1.88	$1.90	$2.34	$0.01
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.33)	$(0.34)	$(0.32)	$(0.33)	$(0.29)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.75)		$(0.76)	$(0.48)	$(0.32)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$17.56		$17.43	$18.21	$16.81	$15.23	$13.22
Total return (%) (r)(s)(x)	5.16	(n)	(0.24)	11.29	12.61	17.86	(0.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.99	0.98	1.00	1.02	1.02
Expenses after expense reductions (f)	0.99	(a)	0.99	0.98	1.00	1.02	1.02
Net investment income	1.76	(a)	2.11	1.87	1.85	2.08	2.06
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$181,312		$168,609	$166,275	$162,091	$154,925	$151,437

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.39		$18.17	$16.78	$15.20	$13.19	$13.47
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.43	$0.38	$0.34	$0.34	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.41)	1.53	1.60	2.04	(0.29)
Total from investment operations	$0.90		$0.02	$1.91	$1.94	$2.38	$0.04
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.37)	$(0.38)	$(0.36)	$(0.37)	$(0.32)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.77)		$(0.80)	$(0.52)	$(0.36)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$17.52		$17.39	$18.17	$16.78	$15.20	$13.19
Total return (%) (r)(s)(x)	5.30	(n)	0.00	11.54	12.92	18.20	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.74	0.73	0.75	0.77	0.77
Expenses after expense reductions (f)	0.74	(a)	0.74	0.73	0.75	0.77	0.77
Net investment income	2.02	(a)	2.35	2.13	2.11	2.32	2.31
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$309,282		$251,635	$256,487	$178,646	$192,389	$153,259

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.40		$18.17	$16.78	$15.21	$13.19	$13.47
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.48	$0.42	$0.38	$0.38	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(0.40)	1.54	1.59	2.04	(0.28)
Total from investment operations	$0.91		$0.08	$1.96	$1.97	$2.42	$0.08
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.42)	$(0.43)	$(0.40)	$(0.40)	$(0.36)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(0.85)	$(0.57)	$(0.40)	$(0.40)	$(0.36)
Net asset value, end of period (x)	$17.52		$17.40	$18.17	$16.78	$15.21	$13.19
Total return (%) (r)(s)(x)	5.37	(n)	0.31	11.82	13.13	18.49	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.49	0.48	0.50	0.52	0.52
Expenses after expense reductions (f)	0.49	(a)	0.49	0.48	0.50	0.52	0.52
Net investment income	2.25	(a)	2.62	2.38	2.34	2.64	2.56
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$265,417		$287,976	$249,619	$182,332	$125,421	$268,667

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R5			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$17.38		$18.16	$16.77	$15.19	$14.30
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.55	$0.44	$0.40	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		(0.47)	1.53	1.59	0.91	(g)
Total from investment operations	$0.93		$0.08	$1.97	$1.99	$1.02
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.43)	$(0.44)	$(0.41)	$(0.13)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.80)		$(0.86)	$(0.58)	$(0.41)	$(0.13)
Net asset value, end of period (x)	$17.51		$17.38	$18.16	$16.77	$15.19
Total return (%) (r)(s)(x)	5.49	(n)	0.34	11.91	13.30	7.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	(a)	0.41	0.41	0.41	0.44	(a)
Expenses after expense reductions (f)	0.41	(a)	0.41	0.41	0.41	0.44	(a)
Net investment income	2.36	(a)	3.02	2.46	2.42	2.29	(a)(l)
Portfolio turnover	19	(n)	45	35	53	23
Net assets at end of period (000 omitted)	$130,677		$67,900	$33,689	$10,800	$107

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class 529A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.34		$18.12	$16.73	$15.16	$13.16	$13.44
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.42	$0.37	$0.33	$0.33	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.40)	1.54	1.59	2.03	(0.28)
Total from investment operations	$0.89		$0.02	$1.91	$1.92	$2.36	$0.03
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.37)	$(0.38)	$(0.35)	$(0.36)	$(0.31)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.77)		$(0.80)	$(0.52)	$(0.35)	$(0.36)	$(0.31)
Net asset value, end of period (x)	$17.46		$17.34	$18.12	$16.73	$15.16	$13.16
Total return (%) (r)(s)(t)(x)	5.24	(n)	(0.03)	11.53	12.84	18.11	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.83	0.85	0.87	0.89
Expenses after expense reductions (f)	0.78	(a)	0.78	0.77	0.80	0.82	0.88
Net investment income	1.97	(a)	2.31	2.09	2.05	2.27	2.20
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$19,684		$18,177	$17,789	$15,581	$13,064	$9,758

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class 529B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.40		$18.17	$16.78	$15.20	$13.19	$13.46
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.24	$0.21	$0.22	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.38)	1.53	1.60	2.04	(0.28)
Total from investment operations	$0.83		$(0.11)	$1.77	$1.81	$2.26	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.23)	$(0.24)	$(0.23)	$(0.25)	$(0.20)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.66)	$(0.38)	$(0.23)	$(0.25)	$(0.20)
Net asset value, end of period (x)	$17.53		$17.40	$18.17	$16.78	$15.20	$13.19
Total return (%) (r)(s)(t)(x)	4.88	(n)	(0.75)	10.63	11.99	17.24	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.59	1.58	1.60	1.62	1.62
Expenses after expense reductions (f)	1.54	(a)	1.54	1.53	1.55	1.57	1.61
Net investment income	1.21	(a)	1.50	1.33	1.31	1.54	1.47
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$1,620		$1,721	$2,110	$2,369	$3,095	$4,007

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class 529C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.47		$18.25	$16.85	$15.27	$13.25	$13.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.28	$0.24	$0.21	$0.22	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(0.40)	1.54	1.60	2.05	(0.29)
Total from investment operations	$0.83		$(0.12)	$1.78	$1.81	$2.27	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.23)	$(0.24)	$(0.23)	$(0.25)	$(0.20)
From net realized gain on investments	(0.51)		(0.43)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.66)	$(0.38)	$(0.23)	$(0.25)	$(0.20)
Net asset value, end of period (x)	$17.60		$17.47	$18.25	$16.85	$15.27	$13.25
Total return (%) (r)(s)(t)(x)	4.86	(n)	(0.79)	10.66	11.97	17.26	(0.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.59	1.58	1.60	1.62	1.62
Expenses after expense reductions (f)	1.54	(a)	1.54	1.53	1.55	1.57	1.61
Net investment income	1.21	(a)	1.55	1.33	1.30	1.53	1.47
Portfolio turnover	19	(n)	45	35	53	23	24
Net assets at end of period (000 omitted)	$8,940		$8,222	$7,915	$6,989	$6,028	$5,091

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in states and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed

Notes to Financial Statements (unaudited) – continued

to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,219,486,542	$—	$—	$4,219,486,542
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	863,856,075	—	863,856,075
Non-U.S. Sovereign Debt	—	51,226,779	—	51,226,779
U.S. Corporate Bonds	—	644,264,661	—	644,264,661
Residential Mortgage-Backed Securities	—	743,294,056	—	743,294,056
Commercial Mortgage-Backed Securities	—	104,811,719	—	104,811,719
Asset-Backed Securities (including CDOs)	—	38,797,509	—	38,797,509
Foreign Bonds	—	167,540,262	—	167,540,262
Mutual Funds	190,731,036	—	—	190,731,036
Total Investments	$4,410,217,578	$2,613,791,061	$—	$7,024,008,639

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $57,661,360 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

Notes to Financial Statements (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $4,241,698. The fair value of the fund’s investment securities on loan and a related liability of $4,357,581 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities

Notes to Financial Statements (unaudited) – continued

lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal

Notes to Financial Statements (unaudited) – continued

Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/15
Ordinary income (including any short-term capital gains)	$156,126,358
Long-term capital gains	141,082,463
Total distributions	$297,208,821

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/16
Cost of investments	$5,929,728,115
Gross appreciation	1,218,961,873
Gross depreciation	(124,681,349)
Net unrealized appreciation (depreciation)	$1,094,280,524

As of 9/30/15
Undistributed ordinary income	41,916,766
Undistributed long-term capital gain	192,764,862
Post-October capital loss deferral	(4,251,183)
Other temporary differences	(10,999,869)
Net unrealized appreciation (depreciation)	840,376,681

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/16	Year ended 9/30/15	Six months ended 3/31/16	Year ended 9/30/15
Class A	$67,489,194	$97,137,378	$130,685,487	$110,460,121
Class B	2,305,439	3,031,569	6,045,708	5,797,113
Class C	11,057,970	12,746,701	28,711,893	22,402,438
Class I	3,683,079	5,610,293	6,725,454	5,570,003
Class R1	162,253	204,367	423,930	376,935
Class R2	2,376,548	3,069,748	4,966,622	3,906,425
Class R3	4,420,798	5,413,770	8,687,690	6,131,712
Class R4	4,361,500	6,404,145	7,859,888	5,965,346
Class R5	1,861,571	950,275	3,275,627	846,784
Class 529A	280,750	378,571	549,127	430,300
Class 529B	18,073	24,663	48,728	50,294
Class 529C	91,157	106,496	241,226	193,374
Total	$98,108,332	$135,077,976	$198,221,380	$162,130,845

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $836,807 and $4,687 for the six months ended March 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,649,551
Class B	0.75%	0.25%	1.00%	1.00%	1,039,160
Class C	0.75%	0.25%	1.00%	1.00%	4,965,105
Class R1	0.75%	0.25%	1.00%	1.00%	71,572
Class R2	0.25%	0.25%	0.50%	0.50%	435,694
Class R3	—	0.25%	0.25%	0.25%	366,419
Class 529A	—	0.25%	0.25%	0.24%	23,619
Class 529B	0.75%	0.25%	1.00%	1.00%	8,362
Class 529C	0.75%	0.25%	1.00%	1.00%	42,213
Total Distribution and Service Fees					$12,601,695

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2016, this rebate amounted to $114,683, $855, $2,296, $1,344, $8, and $99 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2016, were as follows:

Amount
Class A	$4,253
Class B	107,332
Class C	37,386
Class 529B	541
Class 529C	35

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2017, unless MFD elects to extend the waiver. For the six months ended March 31, 2016, this waiver amounted to $7,256 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$9,447	$4,724
Class 529B	837	419
Class 529C	4,226	2,113
Total Program Manager Fees and Waivers	$14,510	$7,256

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2016, the fee was $604,034, which equated to 0.0177% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended March 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,347,050.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.0094% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,903 and the Retirement Deferral plan resulted in a net decrease in expense of $1,567. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $60,150 at March 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $24,249 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2016, the fee paid by the fund under this agreement was $8,657 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 7,826 shares of Class R5 for an aggregate amount of $137,268. On March 16, 2016, MFS redeemed 4,678 shares of Class I for an aggregate amount of $80,972.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $390,429 and $126,410, respectively. The sales transactions resulted in net realized gains (losses) of $75,204.

(4) Portfolio Securities

For the six months ended March 31, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$565,325,854	$719,285,003
Investments (non-U.S. Government securities)	$590,873,643	$678,065,120

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,823,388	$308,102,729	28,618,204	$522,265,156
Class B	840,685	14,622,521	1,424,548	26,001,894
Class C	5,772,948	100,898,399	10,069,153	184,668,016
Class I	3,116,356	54,085,435	4,166,257	76,010,620
Class R1	93,701	1,647,879	120,565	2,199,292
Class R2	1,777,714	30,865,575	2,299,960	41,989,239
Class R3	4,458,755	79,344,474	4,052,616	73,530,176
Class R4	1,427,866	24,686,520	5,512,281	100,835,440
Class R5	3,821,262	67,257,477	2,244,330	39,739,949
Class 529A	91,957	1,597,080	151,497	2,761,681
Class 529B	3,696	64,400	8,915	162,896
Class 529C	61,235	1,048,163	90,340	1,656,386
	39,289,563	$684,220,652	58,758,666	$1,071,820,745

Shares issued to shareholders in reinvestment of distributions
Class A	10,821,989	$186,916,850	10,674,691	$195,029,386
Class B	433,247	7,486,015	432,631	7,918,544
Class C	1,849,227	32,084,487	1,519,963	27,932,118
Class I	509,633	8,804,179	532,348	9,724,876
Class R1	33,984	585,787	31,824	581,203
Class R2	378,101	6,547,958	340,904	6,243,967
Class R3	758,424	13,108,488	631,539	11,544,461
Class R4	650,543	11,251,348	569,923	10,415,019
Class R5	163,910	2,829,545	95,066	1,735,952
Class 529A	48,115	829,013	44,053	803,000
Class 529B	3,867	66,793	4,004	73,262
Class 529C	19,128	331,821	16,320	299,797
	15,670,168	$270,842,284	14,893,266	$272,301,585

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(22,458,851)	$(392,440,054)	(35,334,159)	$(644,900,371)
Class B	(1,508,878)	(26,187,878)	(3,506,712)	(64,138,053)
Class C	(4,574,044)	(79,577,505)	(7,333,681)	(134,398,395)
Class I	(2,674,476)	(45,069,435)	(4,877,482)	(87,839,472)
Class R1	(99,524)	(1,716,828)	(280,143)	(5,103,068)
Class R2	(1,503,132)	(26,200,353)	(2,099,770)	(38,345,664)
Class R3	(2,031,470)	(35,479,934)	(4,332,523)	(78,600,565)
Class R4	(3,485,924)	(60,767,158)	(3,263,526)	(59,404,550)
Class R5	(427,630)	(7,368,253)	(288,417)	(5,246,790)
Class 529A	(61,217)	(1,056,160)	(129,184)	(2,354,604)
Class 529B	(14,024)	(243,596)	(30,133)	(551,226)
Class 529C	(43,025)	(742,871)	(69,719)	(1,279,059)
	(38,882,195)	$(676,850,025)	(61,545,449)	$(1,122,161,817)

Net change
Class A	6,186,526	$102,579,525	3,958,736	$72,394,171
Class B	(234,946)	(4,079,342)	(1,649,533)	(30,217,615)
Class C	3,048,131	53,405,381	4,255,435	78,201,739
Class I	951,513	17,820,179	(178,877)	(2,103,976)
Class R1	28,161	516,838	(127,754)	(2,322,573)
Class R2	652,683	11,213,180	541,094	9,887,542
Class R3	3,185,709	56,973,028	351,632	6,474,072
Class R4	(1,407,515)	(24,829,290)	2,818,678	51,845,909
Class R5	3,557,542	62,718,769	2,050,979	36,229,111
Class 529A	78,855	1,369,933	66,366	1,210,077
Class 529B	(6,461)	(112,403)	(17,214)	(315,068)
Class 529C	37,338	637,113	36,941	677,124
	16,077,536	$278,212,911	12,106,483	$221,960,513

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2016, the fund’s commitment fee and interest expense were $11,708 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	201,003,794	534,342,676	(548,973,015)	186,373,455

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$180,737	$186,373,455

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.